UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-04719

            The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2018

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2018 (a)							Average Annual Returns – March 31, 2018 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM ..	10.48%	10.20%	10.58%	11.68%	11.44%	1.41%	1.41%	5.79%	9.03%	9.87%	11.12%	10.99%	1.66%	1.66%
SmallCap Equity	12.04	11.68	9.71	10.83	8.04	1.74	1.25	7.27	10.50	9.00	10.28	7.66	1.99	1.50
Mid-Cap Equity	6.42	—	—	—	8.20	3.36	1.05	1.84	—	—	—	7.01	3.61	1.30
Convertible Securities	13.71	7.76	6.12	8.50	7.48	2.47	1.15	8.90	6.62	5.42	7.94	7.06	2.72	1.40
Equity	13.49	11.16	6.80	9.56	10.07	1.62	1.62	8.71	10.00	6.11	9.00	9.70	1.87	1.87
Balanced	9.37	7.39	5.48	7.28	8.36	1.34	1.34	4.71	6.26	4.78	6.72	7.93	1.59	1.59
Intermediate Bond	0.10	0.38	2.17	2.53	4.40	1.52	1.00	(4.03)	(0.52)	1.65	2.14	4.16	1.62	1.10

	Class C Shares							Class I Shares
	Average Annual Returns –March 31, 2018 (a)(c)(d)							Average Annual Returns – March 31, 2018 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	8.64%	9.37%	9.76%	10.86%	10.75%	2.16%	2.16%	10.73%	10.47%	10.85%	11.87%	11.58%	1.16%	1.16%
SmallCap Equity	10.14	10.84	8.89	9.90	7.37	2.49	2.00	12.29	11.95	9.99	11.02	8.17	1.49	1.00
Mid-Cap Equity	4.56	—	—	—	7.39	4.11	1.80	6.66	—	—	—	8.51	3.11	0.80
Convertible Securities	11.94	6.96	5.33	7.73	6.91	3.22	1.90	14.15	8.05	6.40	8.70	7.63	2.22	0.90
Equity	11.56	10.33	6.00	8.75	9.55	2.37	2.37	13.73	11.38	7.05	9.74	10.15	1.37	1.37
Balanced	7.62	6.62	4.71	6.48	7.79	2.09	2.09	9.64	7.65	5.74	7.45	8.46	1.09	1.09
Intermediate Bond	(1.70)	(0.37)	1.41	1.77	3.91	2.27	1.75	0.26	0.63	2.42	2.70	4.49	1.27	0.75

	Class T Shares
	Average Annual Returns – March 31, 2018 (a)(c)(e)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	7.71%	9.64%	10.30%	11.50%	11.30%	1.41%	1.41%
SmallCap Equity	9.19	11.11	9.42	10.64	7.62	1.74	1.25

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc. (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2019 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, Class I Shares, and Class T Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Includes the effect of the maximum 2.50% sales charge at the beginning of the period.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08	07/05/17
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08	07/05/17
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13	—
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08	—
Equity	01/02/87	01/28/94	02/13/01	01/11/08	—
Balanced	10/01/91	04/06/93	09/25/01	01/11/08	—
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08	—

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2017 through March 31, 2018

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty MitesSM Fund

Class AAA	$1,000.00	$990.60	1.39%	$ 6.90	$1,000.00	$1,018.00	1.39%	$ 6.99
Class A	$1,000.00	$989.20	1.64%	$ 8.13	$1,000.00	$1,016.75	1.64%	$ 8.25
Class C	$1,000.00	$986.90	2.14%	$10.60	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$991.80	1.14%	$ 5.66	$1,000.00	$1,019.25	1.14%	$ 5.74
Class T	$1,000.00	$990.60	1.39%	$ 6.90	$1,000.00	$1,018.00	1.39%	$ 6.99

TETON Westwood SmallCap Equity Fund

Class AAA	$1,000.00	$1,036.00	1.25%	$ 6.35	$1,000.00	$1,018.70	1.25%	$ 6.29
Class A	$1,000.00	$1,034.50	1.50%	$ 7.61	$1,000.00	$1,017.45	1.50%	$ 7.54
Class C	$1,000.00	$1,031.30	2.00%	$10.13	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,036.80	1.00%	$ 5.08	$1,000.00	$1,019.95	1.00%	$ 5.04
Class T	$1,000.00	$1,035.50	1.25%	$ 6.34	$1,000.00	$1,018.70	1.25%	$ 6.29

TETON Westwood Mid-Cap Equity Fund

Class AAA	$1,000.00	$1,032.20	1.05%	$ 5.32	$1,000.00	$1,019.70	1.05%	$ 5.29
Class A	$1,000.00	$1,031.00	1.30%	$ 6.58	$1,000.00	$1,018.45	1.30%	$ 6.54
Class C	$1,000.00	$1,028.50	1.80%	$ 9.10	$1,000.00	$1,015.96	1.80%	$ 9.05
Class I	$1,000.00	$1,033.30	0.80%	$ 4.06	$1,000.00	$1,020.94	0.80%	$ 4.03

TETON Convertible Securities Fund

Class AAA	$1,000.00	$1,062.40	1.15%	$ 5.91	$1,000.00	$1,019.20	1.15%	$ 5.79
Class A	$1,000.00	$1,062.30	1.40%	$ 7.20	$1,000.00	$1,017.95	1.40%	$ 7.04
Class C	$1,000.00	$1,059.10	1.90%	$ 9.75	$1,000.00	$1,015.46	1.90%	$ 9.55
Class I	$1,000.00	$1,065.20	0.90%	$ 4.63	$1,000.00	$1,020.44	0.90%	$ 4.53

TETON Westwood Equity Fund

Class AAA	$1,000.00	$1,058.70	1.60%	$ 8.21	$1,000.00	$1,016.95	1.60%	$ 8.05
Class A	$1,000.00	$1,057.70	1.85%	$ 9.49	$1,000.00	$1,015.71	1.85%	$ 9.30
Class C	$1,000.00	$1,054.40	2.35%	$12.04	$1,000.00	$1,013.21	2.35%	$11.80
Class I	$1,000.00	$1,059.90	1.35%	$ 6.93	$1,000.00	$1,018.20	1.35%	$ 6.79

TETON Westwood Balanced Fund

Class AAA	$1,000.00	$1,038.90	1.34%	$ 6.81	$1,000.00	$1,018.25	1.34%	$ 6.74
Class A	$1,000.00	$1,037.30	1.59%	$ 8.08	$1,000.00	$1,017.00	1.59%	$ 8.00
Class C	$1,000.00	$1,034.90	2.09%	$10.60	$1,000.00	$1,014.51	2.09%	$10.50
Class I	$1,000.00	$1,039.40	1.09%	$ 5.54	$1,000.00	$1,019.50	1.09%	$ 5.49

TETON Westwood Intermediate Bond Fund

Class AAA	$1,000.00	$990.50	1.00%	$ 4.96	$1,000.00	$1,019.95	1.00%	$ 5.04
Class A	$1,000.00	$990.80	1.10%	$ 5.46	$1,000.00	$1,019.45	1.10%	$ 5.54
Class C	$1,000.00	$986.80	1.75%	$ 8.67	$1,000.00	$1,016.21	1.75%	$ 8.80
Class I	$1,000.00	$991.70	0.75%	$ 3.72	$1,000.00	$1,021.19	0.75%	$ 3.78

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2018:

TETON Westwood Mighty MitesSM Fund

U.S. Government Obligations	20.5%
Diversified Industrial	9.3%
Health Care	7.0%
Financial Services	6.8%
Equipment and Supplies	5.6%
Electronics	3.2%
Food and Beverage	3.0%
Machinery	3.0%
Automotive: Parts and Accessories	3.0%
Hotels and Gaming	2.9%
Computer Software and Services	2.6%
Specialty Chemicals	2.6%
Consumer Products	2.5%
Telecommunications	2.5%
Real Estate	2.4%
Aerospace and Defense	2.3%
Business Services	2.0%
Restaurants	1.9%
Building and Construction	1.8%
Metals and Mining	1.5%
Retail	1.3%
Manufactured Housing and Recreational Vehicles	1.3%
Broadcasting	1.3%
Aviation: Parts and Services	1.3%
Environmental Control	1.1%

Publishing	0.9%
Energy and Utilities: Water	0.9%
Automotive	0.9%
Entertainment	0.8%
Consumer Services	0.6%
Semiconductors	0.5%
Energy and Utilities: Natural Gas	0.5%
Energy and Utilities: Services	0.4%
Agriculture	0.4%
Communications Equipment	0.3%
Energy and Utilities: Oil	0.2%
Airlines	0.2%
Paper and Forest Products	0.2%
Energy and Utilities: Integrated	0.2%
Closed-End Funds	0.1%
Wireless Communications	0.1%
Educational Services	0.0%*
Energy and Utilities	0.0%*
Energy and Utilities: Alternative Energy	0.0%*
Transportation	0.0%*
Computer Hardware	0.0%*
Other Assets and Liabilities (Net)	0.1%

100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	24.0%
Semiconductors	10.8%
Energy and Utilities	8.8%
Computer Software and Services	7.0%
Business Services	6.1%
Telecommunications	5.4%
Retail	5.0%
Specialty Chemicals	5.0%
Health Care	4.5%
Diversified Industrial	3.2%
Financial Services	3.0%
Electronics	3.0%
Building and Construction	2.3%

Equipment and Supplies	2.0%
Consumer Products	2.0%
Automotive	1.5%
Communications	1.2%
U.S. Government Obligations	1.2%
Aerospace	1.1%
Environmental Control	1.1%
Machinery	0.9%
Real Estate	0.7%
Food and Beverage	0.3%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

TETON Westwood Mid-Cap Equity Fund

Financials	23.2%
Information Technology	17.2%
Consumer Discretionary	14.4%
Industrials	13.9%
Energy	11.9%
Health Care	7.9%

U.S. Treasury Bills	3.1%
Materials	3.1%
Consumer Staples	3.0%
Other Assets and Liabilities (Net)	2.3%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Convertible Securities Fund

Computer Software and Services	21.3%
Health Care	13.5%
Semiconductors	12.2%
Financial Services	7.3%
Communications Equipment	4.7%
Energy and Utilities: Integrated	4.7%
Business Services	4.0%
Real Estate Investment Trusts	4.0%
Transportation	3.0%
Consumer Services	2.5%
Diversified Industrial	2.4%
Cable and Satellite	2.3%
Entertainment	2.3%

Aviation: Parts and Services	2.0%
Building and Construction	2.0%
Industrials	2.0%
Aerospace and Defense	1.9%
Energy and Utilities: Services	1.8%
Food and Beverage	1.7%
U.S. Treasury Bills	1.4%
Consumer Products	0.9%
Agriculture	0.6%
Telecommunications	0.1%
Other Assets and Liabilities (Net)	1.4%

100.0%

TETON Westwood Equity Fund

Banking	12.8%
Health Care	10.6%
Financial Services	10.0%
Telecommunications	8.4%
Computer Software and Services	7.4%
Food and Beverage	6.3%
Energy: Integrated	6.3%
Retail	6.0%
Aerospace	4.3%
Business Services	4.2%
Energy and Energy Services	3.5%
Other Investment Companies	2.4%

Consumer Products	2.1%
Transportation	2.1%
Real Estate	2.1%
Diversified Industrial	2.0%
Semiconductors	2.0%
Energy: Oil	1.9%
Specialty Chemicals	1.9%
Cable and Satellite	1.8%
Entertainment	1.0%
Other Assets and Liabilities (Net)	0.9%

100.0%

TETON Westwood Balanced Fund

Banking	12.3%
Financial Services	10.3%
Health Care	9.5%
Telecommunications	6.3%
Retail	6.0%
Computer Software and Services	5.0%
U.S. Treasury Notes	4.6%
Food and Beverage	4.3%
Energy: Integrated	4.0%
Other Investment Companies	3.7%
Consumer Products	3.6%
Aerospace	3.2%
Business Services	2.8%
Federal Home Loan Mortgage Corp.	2.6%
Diversified Industrial	2.5%

Energy and Energy Services	2.5%
Electronics	2.4%
Energy: Oil	2.0%
Federal National Mortgage Association	1.7%
U.S. Treasury Inflation Indexed Notes	1.6%
Semiconductors	1.5%
Real Estate	1.4%
Transportation	1.3%
Specialty Chemicals	1.2%
Cable and Satellite	1.2%
Computer Hardware	1.0%
Entertainment	0.6%
Other Assets and Liabilities (Net)	0.9%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	52.8%
U.S. Government Obligations	29.7%
U.S. Government Agency Obligations	17.7%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 78.6%
	Aerospace and Defense — 2.3%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$5,240,670	$31,295,633
2,000	Allied Motion Technologies Inc.	77,469	79,500
15,000	Chemring Group plc	35,977	42,090
123,000	Innovative Solutions & Support Inc.†	472,250	434,190
7,000	Kratos Defense & Security Solutions Inc.†	42,963	72,030

		5,869,329	31,923,443

	Agriculture — 0.4%
500,000	Black Earth Farming Ltd., SDR†(a)	4,345	1,856
225	J.G. Boswell Co.	144,676	156,375
139,475	Limoneira Co.	2,673,496	3,309,742
490,000	S&W Seed Co.†	1,707,556	1,764,000

		4,530,073	5,231,973

	Airlines — 0.2%
45,000	American Airlines Group Inc.	18,602	2,338,200
225,000	American Airlines Group Inc., Escrow†	3,288	371,250

		21,890	2,709,450

	Automotive — 0.9%
27,200	Lithia Motors Inc., Cl. A	517,533	2,734,144
20,000	Navistar International Corp.†	152,109	699,400
29,605	Rush Enterprises Inc., Cl. A†	545,615	1,257,916
104,005	Rush Enterprises Inc., Cl. B†	1,800,199	4,199,722
66,500	Sonic Automotive Inc., Cl. A	849,600	1,260,175
70,000	Wabash National Corp.	132,194	1,456,700

		3,997,250	11,608,057

	Automotive: Parts and Accessories — 2.8%
6,000	China Automotive Systems Inc.†	34,007	27,420
105,000	Dana Inc.	624,231	2,704,800
10,000	Douglas Dynamics Inc.	309,290	433,500
400,000	Federal-Mogul Holdings Corp.†(a)	3,578,148	4,000,000
13,400	Gentherm Inc.†	194,890	454,930
311,600	Modine Manufacturing Co.†	3,294,325	6,590,340
24,000	Motorcar Parts of America Inc.†	315,465	514,320
80,000	Puradyn Filter Technologies Inc.†	13,774	1,480
54,000	Shiloh Industries Inc.†	635,890	469,800
122,200	Standard Motor Products Inc.	1,271,525	5,813,054
179,700	Strattec Security Corp.	4,496,872	6,532,095
475,000	Superior Industries International Inc.	8,814,707	6,317,500
37,000	Tenneco Inc.	115,032	2,030,190
35,000	Titan International Inc.	297,192	441,350
33,425	Tower International Inc.	736,834	927,544
40,000	Uni-Select Inc.	729,488	620,949

		25,461,670	37,879,272

	Aviation: Parts and Services — 1.3%
13,500	Astronics Corp.†	96,483	503,550
19,019	Astronics Corp., Cl. B†	131,688	703,323
125,642	Ducommun Inc.†	2,158,735	3,817,004
197,301	Kaman Corp.	5,011,314	12,256,338

		7,398,220	17,280,215

	Broadcasting — 1.3%
720,000	Beasley Broadcast Group Inc., Cl. A(b)	3,796,962	8,136,000

Shares		Cost	Market Value
78,700	Entercom Communications Corp., Cl. A	$178,446	$759,455
255,500	Gray Television Inc.†	279,902	3,244,850
83,092	Gray Television Inc., Cl. A†	570,965	884,930
605,000	Salem Media Group Inc.	2,858,915	2,178,000
33,000	Sinclair Broadcast Group Inc., Cl. A	53,667	1,032,900
100,084	Townsquare Media Inc., Cl. A	957,750	793,666
41,675	Videocon d2h Ltd., ADR†	265,893	341,735

		8,962,500	17,371,536

	Building and Construction — 1.8%
266,400	Armstrong Flooring Inc.†	4,919,825	3,615,048
145,000	Gibraltar Industries Inc.†	3,364,313	4,908,250
13,000	Herc Holdings Inc.†	495,236	844,350
785,000	Huttig Building Products Inc.† .	934,283	4,105,550
107,074	MYR Group Inc.†	2,422,367	3,300,021
98,300	The Monarch Cement Co.	2,606,466	7,397,075

		14,742,490	24,170,294

	Business Services — 2.0%
215,079	Ascent Capital Group Inc., Cl. A†	4,832,043	791,491
2,886	Du-Art Film Labs Inc.†	500,066	548,340
705,520	Edgewater Technology Inc.†(b)	2,293,833	3,915,636
308,804	Gerber Scientific Inc., Escrow†(a)	0	0
101,271	GP Strategies Corp.†	928,058	2,293,788
23,300	ICF International Inc.	558,939	1,361,885
32,029	KAR Auction Services Inc.	443,660	1,735,972
16,000	Macquarie Infrastructure Corp.	84,561	590,880
4,560	Matthews International Corp., Cl. A	200,594	230,736
20,000	McGrath RentCorp.	535,869	1,073,800
115,000	MDC Partners Inc., Cl. A†	743,033	828,000
37,000	MoneyGram International Inc.†	497,426	318,940
1,400	PayPoint plc	16,487	15,674
30	Pendrell Corp.	48,782	19,350
329,962	PFSweb Inc.†	2,034,894	2,883,868
1,300	Pollard Banknote Ltd.	20,034	21,452
158,259	PRGX Global Inc.†	922,178	1,495,548
52,024	Safeguard Scientifics Inc.†	728,840	637,294
35,000	Scientific Games Corp.†	284,919	1,456,000
500	Stamps.com Inc.†	6,278	100,525
350,000	Team Inc.†	6,321,005	4,812,500
22,000	Trans-Lux Corp.†	111,871	20,020
37,282	Viad Corp.	993,885	1,955,441

		23,107,255	27,107,140

	Communications Equipment — 0.3%
438,598	Communications Systems Inc.	3,895,739	1,609,655
275,000	Extreme Networks Inc.†	946,476	3,044,250
60,000	ViewCast.com Inc.†	14,320	411

		4,856,535	4,654,316

	Computer Hardware — 0.0%
10,000	Violin Memory Inc.†(a)	6,812	0

	Computer Software and Services — 2.6%
1,800	Agilysys Inc.†	21,595	21,456
200,913	American Software Inc., Cl. A	1,877,685	2,611,869
174,884	Avid Technology Inc.†	1,272,864	793,973
317,000	Callidus Software Inc.†	1,754,441	11,396,150
79,687	Carbonite Inc.†	914,787	2,294,986
550	Cardlytics Inc.†	9,294	8,047
2,300	Cinedigm Corp., Cl. A†	3,284	3,151
115,000	CommerceHub Inc., Cl. A†	2,547,511	2,587,500
70,000	CommerceHub Inc., Cl. C†	1,457,594	1,574,300

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
190,000	comScore Inc.†	$5,465,426	$4,573,300
23,000	Datawatch Corp.†	184,888	198,950
45,000	DHI Group Inc.†	81,549	72,000
84,801	Digi International Inc.†	958,168	873,450
330,000	FalconStor Software Inc.†	695,399	29,700
1,410	Gemalto NV	8,172	86,140
20,000	Genius Brands International Inc.†	98,721	54,800
20,000	GSE Systems Inc.†	109,966	65,000
144,267	iGO Inc.†	484,473	337,585
355,000	Internap Corp.†	4,314,528	3,905,000
10,000	Materialise NV, ADR†	58,532	116,900
35,000	Mercury Systems Inc.†	280,098	1,691,200
67,500	Mitek Systems Inc.†	199,734	499,500
5,502	MTS Systems Corp.	257,882	284,178
5,000	Qualstar Corp.†	40,358	56,500
190,389	Qumu Corp.†	2,225,329	335,085
3,000	SafeCharge International Group Ltd.	12,832	12,311
3,400	Tyler Technologies Inc.†	37,768	717,264
4,266	USA Technologies Inc.†	36,178	38,394

		25,409,056	35,238,689

	Consumer Products — 2.5%
127,200	Acme United Corp.	2,271,327	2,650,848
229,034	Bassett Furniture Industries Inc.	4,643,128	6,951,182
2,000	Brunswick Corp.	30,085	118,780
96,387	Callaway Golf Co.	833,454	1,576,891
500	Flexsteel Industries Inc.	18,654	19,790
700,000	Goodbaby International Holdings Ltd.	338,050	478,074
40,000	HG Holdings Inc.†	73,170	24,000
10,000	Johnson Outdoors Inc., Cl. A	219,302	620,000
12,211	Lakeland Industries Inc.†	119,079	158,132
945	Lifetime Brands Inc.	16,582	11,718
812,400	Marine Products Corp.	5,884,123	11,381,724
60,000	MarineMax Inc.†	866,511	1,167,000
1,200	National Presto Industries Inc.	90,916	112,500
106,031	Nautilus Inc.†	1,160,208	1,426,117
134,000	Oil-Dri Corp. of America	2,520,402	5,385,460
32,900	Orchids Paper Products Co.†	452,293	268,135
5,700	PC Group Inc.†	3,465	43
4,000,000	Playmates Holdings Ltd.	481,613	535,158
6,000	Sequential Brands Group Inc.†	10,311	12,510
2,140	Standard Diversified Opportunities Inc., Cl. A†	25,271	21,849
8,540	Standard Diversified Opportunities Inc., Cl. B†	103,473	87,193
88,600	ZAGG Inc.†	623,324	1,080,920

		20,784,741	34,088,024

	Consumer Services — 0.6%
523,846	1-800-Flowers.com Inc., Cl. A†	1,883,070	6,181,383
64,700	Bowlin Travel Centers Inc.†	87,196	158,515
6,000	Carriage Services Inc.	150,727	165,960
800	Collectors Universe Inc	0	12,568
74,991	XO Group Inc.†	732,512	1,556,063

		2,853,505	8,074,489

	Diversified Industrial — 9.3%
9,292	American Railcar Industries Inc.	147,177	347,614
515,000	Ampco-Pittsburgh Corp.	10,058,094	4,583,500
262,001	Burnham Holdings Inc., Cl. A(b)	4,205,806	4,000,755
93,333	Chase Corp.	1,444,684	10,868,628
113,300	Columbus McKinnon Corp.	1,858,806	4,060,672
446,598	FormFactor Inc.†	3,111,209	6,096,063

Shares		Cost	Market Value
34,600	Graham Corp.	$563,893	$741,132
426,579	Griffon Corp.	4,675,395	7,785,067
25,000	Haulotte Group SA	134,090	514,944
27,000	Haynes International Inc.	1,245,635	1,001,970
7,000	Innophos Holdings Inc.	207,318	281,470
314,509	Insignia Systems Inc.†	914,190	496,924
230,030	Intevac Inc.†	1,066,274	1,587,207
87,649	John Bean Technologies Corp.	2,567,582	9,939,397
78,000	L.B. Foster Co., Cl. A†	1,120,396	1,836,900
286,672	Lawson Products Inc.†	4,270,754	7,238,468
85,000	LSB Industries Inc.†	592,644	521,050
109,949	Lydall Inc.†	1,101,503	5,305,039
9,500	MSA Safety Inc.	306,832	790,780
653,064	Myers Industries Inc.	8,871,008	13,812,304
276,551	Napco Security Technologies Inc.†	1,725,606	3,235,647
175,500	Park-Ohio Holdings Corp.	3,600,611	6,818,175
25,080	Raven Industries Inc.	497,955	879,054
66,666	Rubicon Ltd.†	37,762	11,804
18,699	RWC Inc.†(a)	306,532	205,689
28,000	Standex International Corp.	928,588	2,669,800
1,630,000	Steel Connect Inc.†	5,626,241	3,455,600
632,211	Steel Partners Holdings LP†	10,211,648	11,253,356
523,120	Tredegar Corp.	8,942,644	9,390,004
367,407	Twin Disc Inc.†	6,546,788	7,987,428

		86,887,665	127,716,441

	Educational Services — 0.0%
130,000	Universal Technical Institute Inc.†	793,188	382,200

	Electronics — 3.2%
28,000	Badger Meter Inc.	477,554	1,320,200
175,999	Bel Fuse Inc., Cl. A(b)	3,268,266	2,903,983
343,500	CTS Corp.	2,904,117	9,343,200
70,000	Daktronics Inc.	686,143	616,700
80,389	Electro Scientific Industries Inc.†	721,764	1,553,919
63,771	EMRISE Corp.†(a)	0	0
31,000	IMAX Corp.†	132,791	595,200
20,000	Iteris Inc.†	32,200	99,200
116,000	Kimball Electronics Inc.†	701,202	1,873,400
210,000	Kopin Corp.†	740,036	655,200
6,304	Littelfuse Inc.	991,018	1,312,367
32,000	Mesa Laboratories Inc.	847,139	4,750,080
28,800	Methode Electronics Inc.	168,005	1,126,080
160,200	Park Electrochemical Corp.	2,633,412	2,697,768
697,029	Schmitt Industries Inc.†(b)	1,605,988	1,881,978
135,917	Sparton Corp.†	2,318,669	2,366,315
258,498	Stoneridge Inc.†	2,372,709	7,134,545
16,000	Stratasys Ltd.†	274,798	322,880
157,000	Ultra Clean Holdings†	478,219	3,022,250
25,000	Ultralife Corp.†	96,124	250,000

		21,450,154	43,825,265

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	339,814	257,152

	Energy and Utilities: Integrated — 0.2%
89,440	Broadwind Energy Inc.†	563,104	196,768
36,000	MGE Energy Inc.	848,987	2,019,600

		1,412,091	2,216,368

	Energy and Utilities: Natural Gas — 0.5%
650,000	Alvopetro Energy Ltd.†	285,405	63,065
33,250	Chesapeake Utilities Corp.	599,479	2,339,137
5,000	CONSOL Energy Inc.†	116,589	144,850
108,684	Corning Natural Gas Holding Corp.	1,015,904	1,912,295

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
390,181	Gulf Coast Ultra Deep Royalty Trust	$248,298	$24,972
62,850	RGC Resources Inc.	555,810	1,596,390
10,000	Whitecap Resources Inc.	84,862	61,163

		2,906,347	6,141,872

	Energy and Utilities: Oil — 0.2%
244,844	Callon Petroleum Co.†	1,971,677	3,241,735

	Energy and Utilities: Services — 0.4%
3,938	Archer Ltd.†	2,839	4,054
24,000	Dawson Geophysical Co.†	176,110	161,760
30,904	Flotek Industries Inc.†	337,610	188,514
225,000	Layne Christensen Co.†	2,326,235	3,357,000
39,372	Nabors Industries Ltd.	220,877	275,210
83,500	RPC Inc.	151,749	1,505,505
7,100	Subsea 7 SA, ADR	25,056	91,235

		3,240,476	5,583,278

	Energy and Utilities: Water — 0.9%
24,526	Artesian Resources Corp., Cl. A	491,905	894,708
45,174	Cadiz Inc.†	518,835	609,849
24,800	California Water Service Group	478,223	923,800
4,000	Connecticut Water Service Inc.	135,142	242,120
66,000	Consolidated Water Co. Ltd.	717,506	960,300
68,000	Energy Recovery Inc.†	280,443	558,960
29,633	Middlesex Water Co.	573,970	1,087,531
50,000	Mueller Water Products Inc., Cl. A	556,279	543,500
89,304	SJW Group	2,259,740	4,707,214
44,037	The York Water Co.	719,093	1,365,147

		6,731,136	11,893,129

	Entertainment — 0.8%
165,002	Canterbury Park Holding Corp.	1,684,468	2,384,279
639,100	Dover Motorsports Inc.	1,555,508	1,342,110
20,000	Entertainment One Ltd.	73,899	78,848
817,763	Entravision Communications Corp., Cl. A	2,451,274	3,843,486
51,000	National CineMedia Inc.	319,386	264,690
405,000	RLJ Entertainment Inc.†(b)	1,000,050	1,806,300
50,000	SFX Entertainment Inc.†(a)	2,750	0
431,100	Sportech plc	474,976	362,899
34,000	World Wrestling Entertainment Inc., Cl. A	509,340	1,224,340

		8,071,651	11,306,952

	Environmental Control — 1.1%
11,500	AquaVenture Holdings Ltd.†	158,607	142,830
7,500	BQE Water Inc.†	312	466
585,228	Casella Waste Systems Inc., Cl. A†	2,779,869	13,682,631
17,720	Ceco Environmental Corp.	251,406	78,854
107,700	Hudson Technologies Inc.†	387,751	532,038
13,121	Primo Water Corp.†	159,063	153,647

		3,737,008	14,590,466

	Equipment and Supplies — 5.6%
17,000	Amtech Systems Inc.†	178,849	124,440
20,000	AZZ Inc.	716,820	874,000
99,111	Berry Global Group Inc.†	3,466,692	5,432,274
164,400	CIRCOR International Inc.	5,900,589	7,013,304
298,500	Core Molding Technologies Inc.	2,259,492	5,322,255
725,000	Federal Signal Corp.	5,277,493	15,964,500
245,000	Interpump Group SpA	1,785,377	8,278,107

Shares		Cost	Market Value
548,000	Kimball International Inc., Cl. B	$5,733,554	$9,337,920
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	369,344
114,069	Mitcham Industries Inc.†	413,905	369,584
20,103	Powell Industries Inc.	750,311	539,564
355,131	The Eastern Co.(b)	6,528,492	10,121,233
130,000	The Gorman-Rupp Co.	2,968,916	3,802,500
34,000	The Greenbrier Companies Inc.	715,417	1,708,500
362,600	The L.S. Starrett Co., Cl. A(b)	4,173,854	2,447,550
134,688	Titan Machinery Inc.†	2,198,095	3,173,249
128,100	TransAct Technologies Inc.	582,290	1,671,705
12,000	Vicor Corp.†	100,809	342,600

		43,859,072	76,892,629

	Financial Services — 6.3%
27,500	Access National Corp.	803,221	784,575
3,300	Alimco Financial Corp.†	66,300	42,653
67,800	Allegiance Bancshares Inc.†	2,739,217	2,654,370
49,400	Anchor Bancorp.†	508,737	1,210,300
20,000	Atlantic American Corp.	75,277	65,000
221,308	Atlantic Capital Bancshares Inc.†	3,913,961	4,005,675
17,000	Berkshire Bancorp Inc.†	219,944	206,720
9,246	Berkshire Hills Bancorp Inc.	154,043	350,886
4,532	BKF Capital Group Inc.†	31,877	52,458
75	Burke & Herbert Bank and Trust Co.	95,726	206,250
82,600	Capital City Bank Group Inc.	2,024,971	2,044,350
4	Capital Financial Holdings Inc.	35,200	5,900
6,791	Capitol Federal Financial Inc.	75,244	83,869
6,500	Carolina Financial Corp.	263,952	255,320
18,200	Citizens & Northern Corp.	357,816	420,238
102,339	CoBiz Financial Inc.	1,159,544	2,005,844
28,800	Crazy Woman Creek Bancorp Inc.	497,983	487,152
35,800	Dime Community Bancshares Inc.	576,823	658,720
1,000	EML Payments Ltd.†	999	887
1,140	Farmers & Merchants Bank of Long Beach	6,309,962	9,063,000
40,000	Farmers National Banc Corp.	333,870	554,000
13,018	Fidelity Southern Corp.	108,320	300,325
11,900	First Connecticut Bancorp Inc./Farmington CT	318,399	304,640
32,000	First Internet Bancorp	661,348	1,184,000
610,670	Flushing Financial Corp.	10,205,079	16,463,663
75,600	FNB Corp.	736,188	1,016,820
2,000	Franklin Financial Network Inc.†	65,335	65,200
10	Guaranty Corp., Cl. A†(a)	137,500	400,000
183,860	Hallmark Financial Services Inc.†	1,609,508	1,640,031
14,500	Hancock Holding Co.	185,881	749,650
13,800	Heritage Commerce Corp.	114,043	227,424
30,000	HomeStreet Inc.†	300,000	859,500
81,500	Hope Bancorp Inc.	879,043	1,482,485
34,400	ICC Holdings Inc.†	394,036	516,688
90,843	KKR & Co. LP	25,231	1,844,113
11,700	LendingTree Inc.†	340,730	3,839,355
170,000	Medallion Financial Corp.†	915,281	790,500
28,000	National Commerce Corp.†	1,265,301	1,219,400
8,255	New York Community Bancorp Inc.	104,605	107,563
4,197	Northrim BanCorp Inc.	91,497	145,006
21,300	OceanFirst Financial Corp.	395,540	569,775
25,800	Old Line Bancshares Inc.	827,595	851,400
40,000	Oritani Financial Corp.	412,856	614,000

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	PHH Corp.†	$213,192	$209,200
158,000	Pzena Investment Management Inc., Cl. A	1,274,500	1,758,540
36,971	Renasant Corp.	414,186	1,573,486
4,540	Security National Corp.	412,718	520,397
8,842	SI Financial Group Inc.	101,241	127,325
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,171,743	1,292,000
16,074	Simmons First National Corp., Cl. A	370,876	457,305
3,200	South State Corp.	244,803	272,960
54,400	Southern First Bancshares Inc.†	2,394,447	2,420,800
660,000	Sprott Inc.	1,818,646	1,593,201
47,200	State Bank Financial Corp.	1,128,456	1,416,472
122,903	Sterling Bancorp	1,249,000	2,771,463
70,000	TheStreet Inc.†	135,394	125,300
3,000	Thomasville Bancshares Inc.	105,652	120,000
10,000	TriState Capital Holdings Inc.†	98,183	232,500
55,000	TrustCo Bank Corp NY	253,000	464,750
12,347	Union Bankshares Corp.	127,497	453,258
127,100	United Financial Bancorp Inc.	1,749,440	2,059,020
33,089	Value Line Inc.	326,193	605,529
83,500	Veritex Holdings Inc.†	2,389,565	2,310,445
45,900	Washington Trust Bancorp Inc.	1,029,683	2,467,125
82,200	Waterstone Financial Inc.	876,303	1,422,060
87,100	Western New England Bancorp Inc.	746,912	927,615
650,000	Wright Investors’ Service Holdings Inc.†	739,861	319,313

		59,709,474	86,269,769

	Food and Beverage — 3.0%
87,600	Andrew Peller Ltd., Cl. A	366,944	1,233,410
112,600	Blue Apron Holdings Inc., Cl. A†	297,804	225,200
58,500	Calavo Growers Inc.	1,779,972	5,393,700
110,000	Cott Corp.	748,495	1,619,200
530,000	Crimson Wine Group Ltd.†	4,818,913	5,241,700
206,013	Farmer Brothers Co.†	4,137,450	6,221,593
1,700	Hanover Foods Corp., Cl. A	165,267	150,450
300	Hanover Foods Corp., Cl. B	28,206	28,433
87,000	Iwatsuka Confectionery Co. Ltd.	4,235,407	4,357,972
1,500	J & J Snack Foods Corp.	21,623	204,840
22,531	John B Sanfilippo & Son Inc.	1,052,454	1,303,869
164,031	Lifeway Foods Inc.†	1,663,908	982,546
234,661	Massimo Zanetti Beverage Group SpA	2,286,851	2,104,907
36,300	MGP Ingredients Inc.	928,281	3,252,117
15,600	Rock Field Co. Ltd.	125,557	320,342
5,900	Scheid Vineyards Inc., Cl. A†	89,940	601,859
311,664	SunOpta Inc.†	2,423,205	2,212,814
8,500	The Boston Beer Co. Inc., Cl. A†	288,591	1,606,925
75,000	The Hain Celestial Group Inc.†	777,897	2,405,250
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	560,081
295,000	Vitasoy International Holdings Ltd.	161,353	759,287
23,000	Willamette Valley Vineyards Inc.†	88,087	180,780

		26,879,992	40,967,275

	Health Care — 7.0%
32,960	Accuray Inc.†	244,893	164,800

Shares		Cost	Market Value
3,500	AcelRx Pharmaceuticals Inc.†	$21,172	$7,350
33,000	Achaogen Inc.†	387,663	427,350
10,000	Achillion Pharmaceuticals Inc.†	35,957	37,100
24,000	AngioDynamics Inc.†	294,826	414,000
459,606	Biolase Inc.†	503,278	187,243
597,100	BioScrip Inc.†	1,095,180	1,468,866
500	BioSpecifics Technologies Corp.†	19,466	22,170
138,100	BioTelemetry Inc.†	971,821	4,288,005
8,200	Boiron SA	138,640	691,144
51,500	Cantel Medical Corp.	640,716	5,737,615
111,100	Cardiovascular Systems Inc.†	1,885,169	2,436,423
14,000	CareDx Inc.†	80,937	111,580
115,000	Cogentix Medical Inc.†	390,961	442,750
32,000	Collegium Pharmaceutical Inc.†	426,173	817,600
309,000	Cutera Inc.†	3,055,792	15,527,250
98,654	Electromed Inc.†	260,879	530,758
190,000	Exelixis Inc.†	361,950	4,208,500
50,000	Genesis Healthcare Inc.†	167,296	75,500
1,000	Harvard Bioscience Inc.†	3,352	5,000
11,000	Heska Corp.†	120,408	869,770
4,000	ICU Medical Inc.†	208,306	1,009,600
600,218	InfuSystems Holdings Inc.†	1,565,171	1,740,632
23,000	Integer Holdings Corp.†	479,237	1,300,650
166,617	IntriCon Corp.†	690,802	3,332,340
125,000	Invitae Corp.†	1,175,999	586,250
44,000	K2M Group Holdings Inc.†	799,719	833,800
210,000	Kindred Healthcare Inc.	1,888,354	1,921,500
15,500	Melinta Therapeutics Inc.†	160,521	114,700
155,000	Meridian Bioscience Inc.	3,063,654	2,201,000
160,000	Motif Bio plc†	70,834	72,956
8,000	Nabriva Therapeutics plc†	41,902	40,240
159,000	Neogen Corp.†	496,363	10,651,410
197,407	NeoGenomics Inc.†	711,413	1,610,841
8,333	Nuvectra Corp.†	77,269	108,496
44,612	Omnicell Inc.†	732,122	1,936,161
240,000	OPKO Health Inc.†	1,580,980	760,800
45,200	Orthofix International NV†	965,181	2,656,856
1,000	Pain Therapeutics Inc.†	4,556	7,090
8,000	Paratek Pharmaceuticals Inc.†	105,218	104,000
2,500	PreMD Inc.†(a)	4,580	0
10,000	Progenics Pharmaceuticals Inc.†	65,960	74,600
144,974	Quidel Corp.†	1,699,852	7,511,103
2,500	Rafael Holdings Inc., Cl. B†	7,817	12,125
66,000	RTI Surgical Inc.†	334,123	303,600
276,792	SurModics Inc.†	5,937,256	10,531,936
2,000	Targanta Therapeutics Corp., Escrow†(a)	0	0
43,000	Tetraphase Pharmaceuticals Inc.†	168,358	132,010
5,000	Titan Medical Inc.†	6,781	1,040
231,730	Trinity Biotech plc, ADR†	1,832,053	1,193,409
77,900	United-Guardian Inc.	711,089	1,371,040
5,000	Utah Medical Products Inc.	138,309	494,250
300,000	Zealand Pharma A/S†	3,744,488	4,609,976

		40,574,796	95,695,185

	Hotels and Gaming — 2.9%
2,000	Ainsworth Game Technology Ltd.	3,081	2,842
6,000	Banyan Tree Holdings Ltd.†	2,748	2,631
71,800	Boyd Gaming Corp.	416,103	2,287,548
1,500	Century Casinos Inc.†	13,010	11,190
27,540	Churchill Downs Inc.	1,292,789	6,721,137
160,500	Dover Downs Gaming & Entertainment Inc.†	541,477	213,465
78,000	Eldorado Resorts Inc.†	356,968	2,574,000

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
3,000	Empire Resorts Inc.†	$56,147	$51,750
5,100	Everi Holdings Inc.†	37,909	33,507
1,047,626	Full House Resorts Inc.†	2,479,579	3,362,879
1,350	Gamehost Inc.	11,166	11,055
2,300	Gamenet Group SpA†	24,022	24,480
5,000	GAN plc†	1,816	1,859
505,297	Golden Entertainment Inc.†	4,678,293	11,738,049
6,140	Inspired Entertainment Inc.†	37,011	33,770
5,500	Nevada Gold & Casinos Inc.† .	13,593	12,045
1,100	PlayAGS Inc.†	22,200	25,586
700	Red Lion Hotels Corp.†	7,313	6,825
10,000	Ryman Hospitality Properties Inc., REIT	310,832	774,500
7,000	Snaitech SpA†	12,612	16,262
1,813	Sotherly Hotels Inc., REIT	11,183	12,546
365,000	The Marcus Corp.	4,634,207	11,077,750

		14,964,059	38,995,676

	Machinery — 3.0%
303,600	Astec Industries Inc.	10,748,024	16,752,648
15,001	Capstone Turbine Corp.†	33,040	17,176
64,000	Chart Industries Inc.†	2,390,014	3,777,920
6,300	DMG Mori AG	40,709	361,236
12,200	DXP Enterprises Inc.†	222,516	475,190
560,000	Gencor Industries Inc.†	3,841,551	9,016,000
40,015	Global Power Equipment Group Inc.†	128,397	111,642
15,164	Lindsay Corp.	1,014,039	1,386,596
49,300	Tennant Co.	1,064,922	3,337,610
44,400	The Middleby Corp.†	464,969	5,496,276

		19,948,181	40,732,294

	Manufactured Housing and Recreational Vehicles — 1.3%
56,000	Cavco Industries Inc.†	3,219,136	9,730,000
177,000	Nobility Homes Inc.	1,988,996	3,628,500
109,000	Skyline Corp.†	860,247	2,398,000
61,000	Winnebago Industries Inc.	626,036	2,293,600

		6,694,415	18,050,100

	Metals and Mining — 1.5%
70,000	5N Plus Inc.†	251,966	162,999
10,000	Alkane Resources Ltd.†	3,333	2,266
500	AM Castle & Co.†	185,490	1,850
170,800	Materion Corp.	3,666,799	8,719,340
760,000	Osisko Gold Royalties Ltd.	11,053,936	7,338,379
10,000	Smart Sand Inc.†	87,252	58,200
900,000	Tanami Gold NL†	210,755	27,650
311,436	TimkenSteel Corp.†	4,641,169	4,730,713
700	United States Lime & Minerals Inc.	55,159	51,226

		20,155,859	21,092,623

	Paper and Forest Products — 0.2%
26,500	Keweenaw Land Association Ltd.†	2,258,046	2,706,313

	Publishing — 0.9%
104,701	AH Belo Corp., Cl. A	589,412	539,210
10,000	Cambium Learning Group Inc.†	36,700	112,000
15,000	Il Sole 24 Ore SpA†	15,444	12,735
906,048	The E.W. Scripps Co., Cl. A	5,510,281	10,863,515
26,257	tronc Inc.†	251,438	431,140

		6,403,275	11,958,600

	Real Estate — 2.4%
215,000	Ambase Corp.†	316,290	73,100
8,000	Bresler & Reiner Inc.†	4,912	480
113,300	Capital Properties Inc., Cl. A	1,205,957	1,608,860

Shares		Cost	Market Value
109,000	Cohen & Steers Inc.	$2,330,830	$4,431,940
60,000	DREAM Unlimited Corp., Cl. A†	331,539	430,318
1,000	FC Global Realty Inc.†	1,296	766
25,100	FRP Holdings Inc.†	825,588	1,405,600
255,647	Griffin Industrial Realty Inc.(b)	7,180,495	9,594,432
12,638	Gyrodyne LLC	363,328	252,886
8,231	Holobeam Inc.†(a)	161,746	346,854
422,672	Reading International Inc., Cl. A†	3,291,440	7,037,489
73,054	Reading International Inc., Cl. B†	638,474	1,828,176
2,508	Royalty LLC†(a)	0	255
168,000	Tejon Ranch Co.†	4,264,672	3,882,480
41,523	Trinity Place Holdings Inc.†	298,065	269,899
250,000	Trinity Place Holdings Inc.†(c)(d)	1,875,000	1,625,000

		23,089,632	32,788,535

	Restaurants — 1.9%
13,183	Biglari Holdings Inc.†	4,025,388	5,384,069
59,900	Denny’s Corp.†	184,625	924,257
51,352	Jamba Inc.†	695,030	440,087
222,634	Nathan’s Famous Inc.(b)	3,294,226	16,452,653
50,000	The Cheesecake Factory Inc.	1,504,518	2,411,000

		9,703,787	25,612,066

	Retail — 1.3%
48,000	Aaron’s Inc.	935,791	2,236,800
135,000	Big 5 Sporting Goods Corp.	1,302,851	978,750
16,000	Destination XL Group Inc.†	82,757	28,000
25,496	Ethan Allen Interiors Inc.	605,537	585,133
419,200	EVINE Live Inc.†	1,008,421	427,584
25,000	GNC Holdings Inc., Cl. A†	117,880	96,500
180,200	Ingles Markets Inc., Cl. A	3,110,178	6,099,770
77,300	Lands’ End Inc.†	1,300,539	1,804,955
56,000	La-Z-Boy Inc.	1,249,698	1,677,200
65,000	Movado Group Inc.	1,287,650	2,496,000
25,000	Pier 1 Imports Inc.	182,938	80,500
6,000	SpartanNash Co.	121,934	103,260
240,000	The Bon-Ton Stores Inc.†	156,706	9,672
85,000	Tuesday Morning Corp.†	254,749	335,750
48,581	Village Super Market Inc., Cl. A	1,294,147	1,281,081
30,000	Vitamin Shoppe, Inc.†	174,445	130,500
400	Winmark Corp.	26,768	52,320

		13,212,989	18,423,775

	Semiconductors — 0.5%
185,100	Entegris Inc.	1,250,835	6,441,480
5,000	MoSys Inc.†	9,245	5,950
22,986	Veeco Instruments Inc.†	736,701	390,762

		1,996,781	6,838,192

	Specialty Chemicals — 2.6%
30,000	A. Schulman Inc.	807,538	1,290,000
1,100,000	Ferro Corp.†	5,287,060	25,542,000
267,226	General Chemical Group Inc.†(b)	59,859	2,138
77,000	Hawkins Inc	2,782,706	2,706,550
2,000	KMG Chemicals Inc.	51,827	119,900
4,100	Minerals Technologies Inc.	121,383	274,495
166,000	Navigator Holdings Ltd.†	2,187,076	1,950,500
314,062	OMNOVA Solutions Inc.†	1,262,905	3,297,651
10,000	Takasago International Corp.	271,028	293,219
50,000	Teraoka Seisakusho Co. Ltd.	368,433	322,823
35,000	Treatt plc	177,348	206,240

		13,377,163	36,005,516

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 2.5%
50,800	ATN International Inc.	$2,066,182	$3,028,696
305,023	Cincinnati Bell Inc.†	5,218,057	4,224,568
39,801	Consolidated Communications Holdings Inc.	414,006	436,219
20,808	Frequency Electronics Inc.†	233,086	182,070
710,000	HC2 Holdings Inc.†	2,600,429	3,734,600
652	Horizon Telecom Inc., Cl. B†	22,035	217,523
5,000	IDT Corp., Cl. B	44,299	31,350
20,000	Iridium Communications Inc.†	160,025	225,000
57,500	New ULM Telecom Inc.	528,202	966,000
4,100	North State Telecommuni-cations Corp., Cl. A	349,343	256,250
521,335	ORBCOMM Inc.†	3,005,997	4,884,909
5,788	Preformed Line Products Co.	246,195	376,741
398,800	Shenandoah Telecommuni-cations Co.	2,189,648	14,356,800
20,000	WideOpenWest Inc.†	195,398	143,000
577,914	Windstream Holdings Inc.	2,261,503	814,859

		19,534,405	33,878,585

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	374,911	315,520
8,200	PHI Inc.†	130,182	83,476

		505,093	398,996

	Wireless Communications — 0.1%
810,000	NII Holdings Inc.†	633,616	1,709,100

	TOTAL COMMON STOCKS	609,043,168	1,073,506,985

	CLOSED-END FUNDS — 0.1%
134,300	MVC Capital Inc.	1,294,504	1,333,599

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.2%
59,000	Jungheinrich AG 1.150%	227,157	2,610,575

	Financial Services — 0.5%
322,475	Steel Partners Holdings LP Ser. A, 6.000%	11,396,508	6,581,715

	Health Care — 0.0%
3,034	BioScrip Inc. †	287,862	195,445

	TOTAL PREFERRED STOCKS	11,911,527	9,387,735

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
363	Trans-Lux Pfd. 6.000%, Ser. B	72,600	6,759

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	313,221	330,430

	Food and Beverage — 0.0%
500	Seneca Foods Corp.,
	Ser. 2003†	7,625	13,850

	TOTAL CONVERTIBLE
	PREFERRED STOCKS	393,446	351,039

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR, expire 12/31/18†(a)	1	1

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†(a)	0	0

Shares		Cost	Market Value
400,000	Sanofi, CVR, expire 12/31/20†	$137,800	$169,040
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	103,591	0

		241,391	169,040

	TOTAL RIGHTS	241,392	169,041

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/21†(a)	0	53
86	Key Energy Services, expire 12/15/20†(a)	0	40

		0	93

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	58	0

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	7,979	3,078
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	7,554	2,701

		15,533	5,779

	TOTAL WARRANTS	15,591	5,872

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 20.5%
$281,640,000	U.S. Treasury Bills, 1.228% to 1.867%††, 04/05/18 to 09/13/18	280,758,242	280,708,169

	TOTAL INVESTMENTS — 99.9%	$903,657,870	1,365,462,440

	Other Assets and Liabilities (Net) — 0.1%		1,306,816

	NET ASSETS — 100.0%		$1,366,769,256

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

At March 31, 2018, the Fund held an investment in a restricted and illiquid security amounting to $1,625,000 or 0.12% of net assets., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/18 Carrying Value Per Share
250,000	Trinity Place Holdings Inc.	02/10/17	$1,875,000	$6.5000

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $1,625,000 or 0.12% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 1.1%
1,300	Esterline Technologies Corp.†	$96,487	$95,095
4,200	Hexcel Corp.	95,744	271,278

		192,231	366,373

	Automotive — 1.5%
11,000	Rush Enterprises Inc., Cl. A†	257,708	467,390

	Banking — 24.0%
10,800	Atlantic Capital Bancshares Inc.†	198,707	195,480
11,200	BankUnited Inc.	305,675	447,776
22,598	Beneficial Bancorp Inc.	284,957	351,399
5,000	Berkshire Hills Bancorp Inc.	128,439	189,750
21,900	CoBiz Financial Inc.	266,438	429,240
2,700	Columbia Banking System Inc.	49,471	113,265
2,700	Financial Institutions Inc.	43,636	79,920
6,800	First Connecticut Bancorp Inc.	173,310	174,080
10,200	First Foundation Inc.†	166,801	189,108
8,700	Flushing Financial Corp.	132,257	234,552
7,900	Glacier Bancorp Inc.	118,011	303,202
2,000	Heartland Financial USA Inc.	93,645	106,100
17,100	Heritage Commerce Corp.	150,739	281,808
8,350	Hope Bancorp Inc.	61,657	151,887
44,250	Investors Bancorp Inc.	478,052	603,570
7,800	Kearny Financial Corp./MD	107,526	101,400
19,800	LegacyTexas Financial Group Inc.	382,930	847,836
3,250	OceanFirst Financial Corp.	42,156	86,937
20,150	OFG Bancorp	197,293	210,567
7,000	Oritani Financial Corp.	106,094	107,450
14,500	PCSB Financial Corp.†	237,932	304,210
9,600	State Bank Financial Corp.	182,685	288,096
20,906	Sterling Bancorp	180,774	471,430
10,000	TrustCo Bank Corp.	46,359	84,500
14,250	Umpqua Holdings Corp.	197,964	305,093
4,033	Union Bankshares Corp.	39,525	148,051
22,500	United Financial Bancorp Inc.	307,116	364,500
4,800	Veritex Holdings Inc.†	135,827	132,816
7,000	Washington Federal Inc.	109,397	242,200
4,000	Washington Trust Bancorp Inc.	91,518	215,000

		5,016,891	7,761,223

	Building and Construction — 2.3%
5,700	EMCOR Group Inc.	248,253	444,201
9,300	MYR Group Inc.†	140,432	286,626

		388,685	730,827

	Business Services — 6.1%
40,300	Diebold Nixdorf Inc.	901,257	620,620
10,750	FTI Consulting Inc.†	337,031	520,407
4,950	KAR Auction Services Inc.	76,193	268,290
7,200	McGrath RentCorp	198,549	386,568
1,600	The Dun & Bradstreet Corp.	168,572	187,200

		1,681,602	1,983,085

	Communications — 1.2%
75,800	Pandora Media Inc.†	562,222	381,274

	Computer Software and Services — 7.0%
16,100	Bottomline Technologies Inc.†	342,942	623,875
16,000	Convergys Corp.	364,251	361,920
700	MicroStrategy Inc., Cl. A†	96,383	90,293
20,900	NetScout Systems Inc.†	423,957	550,715
2,700	Nutanix Inc., Cl. A†	46,992	132,597
13,300	Progress Software Corp.	278,775	511,385

		1,553,300	2,270,785

	Consumer Products — 2.0%
10,200	Hanesbrands Inc.	155,777	187,884
6,200	Oxford Industries Inc.	367,943	462,272

		523,720	650,156

Shares		Cost	Market Value
	Diversified Industrial — 3.2%
4,250	Barnes Group Inc.	$102,409	$254,533
12,360	Columbus McKinnon Corp.	168,445	442,982
7,200	Fabrinet†	198,134	225,936
7,000	Steelcase Inc., Cl. A	95,053	95,200

		564,041	1,018,651

	Electronics — 3.0%
4,500	FARO Technologies Inc.†	123,325	262,800
4,100	Plantronics Inc.	165,646	247,517
4,400	Super Micro Computer Inc.†	92,437	74,800
8,300	TTM Technologies Inc.†	130,633	126,907
3,400	Woodward Inc.	109,074	243,644

		621,115	955,668

	Energy and Utilities — 8.8%
20,800	C&J Energy Services Inc.†	696,729	537,056
11,100	Centennial Resource Development Inc., Cl. A†	182,608	203,685
17,500	Matador Resources Co.†	330,135	523,425
15,600	Oceaneering International Inc.	326,266	289,224
40,400	Patterson-UTI Energy Inc.	793,018	707,404
4,900	Penn Virginia Corp.†	193,553	171,696
6,200	RSP Permian Inc.†	180,272	290,656
9,800	Trecora Resources†	135,242	133,280

		2,837,823	2,856,426

	Environmental Control — 1.1%
14,600	Casella Waste Systems Inc., Cl. A†	202,176	341,348

	Equipment and Supplies — 2.0%
7,800	CIRCOR International Inc.	328,247	332,748
6,300	Crown Holdings Inc.†	233,435	319,725

		561,682	652,473

	Financial Services — 3.0%
14,100	Brown & Brown Inc.	180,990	358,704
5,000	Oaktree Capital Group LLC	187,065	198,000
5,500	Stifel Financial Corp.	222,269	325,765
5,800	Waterstone Financial Inc.	62,093	100,340

		652,417	982,809

	Food and Beverage — 0.3%
10,900	Dean Foods Co.	96,498	93,958

	Health Care — 4.5%
6,350	AngioDynamics Inc.†	89,195	109,537
1,600	ICU Medical Inc.†	67,049	403,840
3,200	Natus Medical Inc.†	98,333	107,680
5,550	Omnicell Inc.†	100,426	240,870
12,450	Patterson Cos., Inc.	348,998	276,764
3,500	STERIS plc	260,890	326,760

		964,891	1,465,451

	Machinery — 0.9%
25,900	Mueller Water Products Inc., Cl. A	300,502	281,533

	Real Estate — 0.7%
5,100	Equity Commonwealth, REIT†	153,399	156,417
5,700	Paramount Group Inc., REIT	90,217	81,168

		243,616	237,585

	Retail — 5.0%
21,450	American Eagle Outfitters Inc.	273,434	427,499
35,200	Darling Ingredients Inc.†	559,707	608,960
20,350	Ethan Allen Interiors Inc.	478,173	467,033
10,900	The Habit Restaurants Inc., Cl. A†	160,752	95,920

		1,472,066	1,599,412

	Semiconductors — 10.8%
4,400	Cabot Microelectronics Corp.	174,332	471,284
36,400	Cypress Semiconductor Corp.	310,528	617,344

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
9,900	EMCORE Corp.†	$69,801	$56,430
24,100	Entegris Inc.	279,788	838,680
23,600	FormFactor Inc.†	130,810	322,140
6,200	MACOM Technology Solutions Holdings Inc.†	134,420	102,920
20,700	Marvell Technology Group Ltd.	282,420	434,700
10,500	ON Semiconductor Corp.†	81,358	256,830
10,616	Versum Materials Inc.	274,155	399,480

		1,737,612	3,499,808

	Specialty Chemicals — 5.0%
22,200	A. Schulman Inc.	582,244	954,600
27,700	Ferro Corp.†	435,482	643,194

		1,017,726	1,597,794

	Telecommunications — 5.4%
23,600	Extreme Networks Inc.†	73,441	261,252
7,400	Finisar Corp.†	134,108	116,994
66,800	Infinera Corp.†	577,550	725,448
55,000	Mitel Networks Corp.†	399,927	510,400
14,500	Oclaro Inc.†	100,260	138,620

		1,285,286	1,752,714

	TOTAL COMMON STOCKS	22,733,810	31,946,743

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$375,000	U.S. Treasury Bills, 1.377% to 1.715%††, 04/19/18 to 06/21/18	$374,380	$374,363

	TOTAL INVESTMENTS — 100.1%	$23,108,190	32,321,106

	Other Assets and Liabilities (Net) — (0.1)%		(28,457)

	NET ASSETS — 100.0%		$32,292,649

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.6%
	FINANCIALS — 23.2%
	Banks — 7.0%
2,370	BankUnited Inc.	$77,615	$94,753
148	SVB Financial Group†	17,607	35,521
1,775	Zions Bancorporation	52,534	93,596

		147,756	223,870

	Diversified Financials — 5.0%
1,288	Legg Mason Inc.	46,159	52,357
1,061	Oaktree Capital Group LLC	44,935	42,016
594	T. Rowe Price Group Inc.	42,544	64,134

		133,638	158,507

	Insurance — 3.7%
473	Chubb Ltd.	46,865	64,692
1,089	Voya Financial Inc.	40,673	54,995

		87,538	119,687

	Real Estate — 7.5%
665	American Tower Corp., REIT	58,124	96,651
2,678	CBRE Group Inc., Cl. A†	75,791	126,455
156	SL Green Realty Corp., REIT	16,659	15,105

		150,574	238,211

	TOTAL FINANCIALS	519,506	740,275

	INFORMATION TECHNOLOGY — 17.2%
	Software and Services — 12.5%
886	Activision Blizzard Inc.	19,930	59,770
1,620	Convergys Corp.	37,063	36,644
210	Equinix Inc., REIT	43,965	87,809
2,604	Fortinet Inc.†	64,936	139,522
403	Splunk Inc.†	17,810	39,651
279	The Dun & Bradstreet Corp.	29,377	32,643

		213,081	396,039

	Technology Hardware and Equipment — 4.7%
338	Belden Inc.	25,794	23,302
1,015	Ciena Corp.†	22,341	26,289
3,964	Diebold Nixdorf Inc.	95,387	61,046
356	Sanmina Corp.†	9,587	9,309
809	Versum Materials Inc.	25,055	30,443

		178,164	150,389

	TOTAL INFORMATION TECHNOLOGY	391,245	546,428

	CONSUMER DISCRETIONARY — 14.4%
	Consumer Durables — 2.6%
1,893	Toll Brothers Inc.	64,169	81,872

	Consumer Services — 2.0%
1,219	Norwegian Cruise Line Holdings Ltd.†	43,957	64,570

	Media — 4.1%
596	Liberty Broadband Corp., Cl. C†	31,512	51,071
2,282	Manchester United plc, Cl. A	35,385	43,814
7,063	Pandora Media Inc.†	52,374	35,527

		119,271	130,412

	Retailing — 5.7%
627	Dick’s Sporting Goods Inc.	17,633	21,976
1,266	Ethan Allen Interiors Inc.	32,034	29,055
1,172	Hanesbrands Inc.	24,362	21,588
717	Nordstrom Inc.	30,488	34,710
671	Ralph Lauren Corp.	51,370	75,018

		155,887	182,347

	TOTAL CONSUMER DISCRETIONARY	383,284	459,201

Shares		Cost	Market Value
	INDUSTRIALS — 13.9%
	Capital Goods — 10.4%
141	Cummins Inc.	$13,048	$22,855
330	EnerSys	18,698	22,892
125	Esterline Technologies Corp.†	9,278	9,144
560	Flowserve Corp.	24,556	24,265
1,203	Fortune Brands Home & Security Inc.	51,730	70,845
552	Hexcel Corp.	24,413	35,654
2,326	Quanta Services Inc.†	67,530	79,898
2,231	Rexnord Corp.†	43,372	66,216

		252,625	331,769

	Commercial and Professional Services — 3.0%
540	Bright Horizons Family Solutions Inc.†	22,495	53,849
503	IHS Markit Ltd.†	16,488	24,265
1,280	Steelcase Inc., Cl. A	17,718	17,408

		56,701	95,522

	Machinery — 0.5%
100	Snap-on Inc.	14,887	14,754

	TOTAL INDUSTRIALS	324,213	442,045

	ENERGY — 11.9%
	Energy — 11.9%
1,876	C&J Energy Services Inc.†	60,891	48,438
2,152	Centennial Resource Development Inc., Cl. A†	35,335	39,489
636	Cimarex Energy Co.	57,860	59,466
1,203	Fortis Inc.	36,713	40,625
2,193	Patterson-UTI Energy Inc.	45,921	38,399
410	Pioneer Natural Resources Co.	60,651	70,430
1,173	Range Resources Corp.	21,572	17,055
435	RPC Inc.	9,857	7,843
1,211	RSP Permian Inc.†	35,176	56,772

	TOTAL ENERGY	363,976	378,517

	HEALTH CARE — 7.9%
	Health Care Equipment and Services — 6.0%
199	Insulet Corp.†	5,949	17,249
538	Laboratory Corp. of America Holdings†	63,485	87,022
1,181	Patterson Cos., Inc.	49,582	26,254
508	Universal Health Services Inc., Cl. B	49,852	60,152

		168,868	190,677

	Pharmaceuticals, Biotechnology, and Life Sciences — 1.9%
56	Mettler-Toledo International Inc.†	14,952	32,202
177	Vertex Pharmaceuticals Inc.†	20,170	28,847

		35,122	61,049

	TOTAL HEALTH CARE	203,990	251,726

	MATERIALS — 3.1%
	Materials — 2.4%
558	Ecolab Inc.	59,037	76,485

	Specialty Chemicals — 0.7%
885	Ferro Corp.†	15,272	20,550

	TOTAL MATERIALS	74,309	97,035

	CONSUMER STAPLES — 3.0%
	Food and Beverage — 3.0%
1,486	Coca-Cola European Partners plc	56,094	61,907
475	Fresh Del Monte Produce Inc.	23,090	21,489
383	The Hain Celestial Group Inc.†	15,610	12,283

	TOTAL CONSUMER STAPLES	94,794	95,679

	TOTAL COMMON STOCKS	2,355,317	3,010,906

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$100,000	U.S. Treasury Bills, 1.613%††, 05/24/18	$99,763	$99,762

	TOTAL INVESTMENTS — 97.7%	$2,455,080	3,110,668

	Other Assets and Liabilities (Net) — 2.3%		73,765

	NET ASSETS — 100.0%		$3,184,433

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 77.0%
	Aerospace and Defense — 1.9%
$250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$254,511	$318,091

	Aviation: Parts and Services — 2.0%
300,000	Kaman Corp., 3.250%, 05/01/24(a)	305,418	341,832

	Business Services — 4.0%
359,000	Bristow Group Inc., 4.500%, 06/01/23	404,730	397,394
37,000	Q2 Holdings Inc., 0.750%, 02/15/23(a)	37,736	38,010
35,000	RingCentral Inc., Zero Coupon, 03/15/23(a)	35,000	35,259
100,000	Square Inc., 0.375%, 03/01/22	128,378	219,240

		605,844	689,903

	Cable and Satellite — 2.3%
400,000	DISH Network Corp., 3.375%, 08/15/26	439,689	386,280

	Communications Equipment — 4.7%
350,000	InterDigital Inc., 1.500%, 03/01/20	398,911	406,700
312,000	Lumentum Holdings Inc., 0.250%, 03/15/24	334,954	396,149

		733,865	802,849

	Computer Software and Services — 19.5%
118,000	Apptio Inc., 0.875%, 04/01/23(a)	119,095	116,466
163,000	Coupa Software Inc., 0.375%, 01/15/23(a)	184,815	197,491
250,000	CSG Systems International Inc., 4.250%, 03/15/36	265,916	276,009
220,000	Guidewire Software Inc., 1.250%, 03/15/25	219,980	216,198
213,000	HubSpot Inc., 0.250%, 06/01/22(a)	218,188	274,929
145,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	163,935	173,695
100,000	Maxwell Technologies Inc., 5.500%, 09/15/22(a)(b)	100,000	115,125
100,000	MercadoLibre Inc., 2.250%, 07/01/19	121,422	283,200
305,000	Nice Systems Inc., 1.250%, 01/15/24	324,392	379,054
173,000	Nutanix Inc., Zero Coupon, 01/15/23(a)	174,887	208,604
176,000	Okta Inc., 0.250%, 02/15/23(a)	184,709	192,667
200,000	Proofpoint Inc., 0.750%, 06/15/20	218,436	292,920
300,000	PROS Holdings Inc., 2.000%, 06/01/47(a)	268,247	289,110
226,000	RealPage Inc., 1.500%, 11/15/22(a)	247,554	308,349

		2,811,576	3,323,817

Principal Amount		Cost	Market Value

	Consumer Products — 0.9%
$187,000	GoPro Inc., 3.500%, 04/15/22(a)(b)	$185,374	$153,422

	Consumer Services — 2.5%
300,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	316,752	334,623
88,000	Quotient Technology Inc., 1.750%, 12/01/22(a)	88,000	91,417

		404,752	426,040

	Diversified Industrial — 2.4%
100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	100,590	117,344
292,000	Team Inc., 5.000%, 08/01/23(a)	291,312	289,828

		391,902	407,172

	Energy and Utilities: Integrated — 1.9%
400,000	SunPower Corp., 4.000%, 01/15/23	330,015	320,240

	Energy and Utilities: Services — 1.8%
400,000	Cheniere Energy Inc., 4.250%, 03/15/45	266,393	312,458

	Entertainment — 2.3%
150,000	Liberty Media Corp., 2.125%, 03/31/48(a)	150,000	148,710
150,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	158,250	235,125

		308,250	383,835

	Financial Services — 4.0%
302,000	Encore Capital Group Inc., 3.250%, 03/15/22	303,026	352,434
199,000	LendingTree Inc., 0.625%, 06/01/22(a)	232,557	334,840

		535,583	687,274

	Health Care — 11.6%
161,000	Accelerate Diagnostics Inc., 2.500%, 03/15/23(a)	161,000	156,111
150,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	147,266	141,187
104,000	Insulet Corp., 1.375%, 11/15/24(a)	116,513	119,290
300,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	296,596	241,875
200,000	Invacare Corp., 4.500%, 06/01/22(a)	219,005	256,625
237,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24(a)	246,139	311,035
200,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	206,837	183,250
208,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23(a)	217,987	221,800
300,000	Teladoc Inc., 3.000%, 12/15/22(a)	312,515	355,988

		1,923,858	1,987,161

	Semiconductors — 12.2%
250,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	288,899	349,425

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors (Continued)
$300,000	Inphi Corp., 1.125%, 12/01/20	$348,669	$314,860
300,000	Knowles Corp., 3.250%, 11/01/21	328,113	313,135
300,000	Microchip Technology Inc., 1.625%, 02/15/27	320,278	356,167
208,000	Rambus Inc., 1.375%, 02/01/23(a)	209,857	205,639
211,000	Silicon Laboratories Inc., 1.375%, 03/01/22	220,299	244,760
200,000	Teradyne Inc., 1.250%, 12/15/23	247,229	305,441

		1,963,344	2,089,427

	Transportation — 3.0%
218,000	Air Transport Services Group Inc., 1.125%, 10/15/24(a)	221,725	219,665
250,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	248,048	285,959

		469,773	505,624

	TOTAL CONVERTIBLE CORPORATE BONDS	11,930,147	13,135,425

Shares

	CONVERTIBLE PREFERRED STOCKS — 5.8%
	Agriculture — 0.6%
1,000	Bunge Ltd. 4.875%	94,950	108,970

	Financial Services — 1.5%
100	Bank of America Corp. 7.250% .	130,276	128,945
100	Wells Fargo & Co. 7.500%	132,100	129,000

		262,376	257,945

	Food and Beverage — 1.7%
2,000	Post Holdings Inc. 2.500%	301,617	287,786

	Real Estate Investment Trusts — 2.0%
6,000	Welltower Inc. 6.500%, Ser. I	371,329	333,840

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,030,272	988,541

	MANDATORY CONVERTIBLE SECURITIES (c) — 14.4%
	Building and Construction — 2.0%
3,007	Stanley Black & Decker Inc., 5.375%, 05/15/20	314,251	346,482

	Computer Software and Services — 1.8%
1,500	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	192,859	310,022

	Energy and Utilities: Integrated — 2.8%
5,000	DTE Energy Co., 6.500%, 10/01/19	266,172	260,450
2,035	Sempra Energy, 6.000%, 01/15/21	207,891	208,323

		474,063	468,773

Shares		Cost	Market Value

	Financial Services — 1.8%
2,038	Assurant Inc., 6.500%, 03/15/21	$206,522	$212,258
2,000	New York Community Capital Trust V, 6.000%, 11/01/51	101,900	100,000

		308,422	312,258

	Health Care — 1.9%
5,494	Becton Dickinson and Co., 6.125%, 05/01/20	293,412	321,014

	Industrials — 2.0%
5,200	Rexnord Corp., 5.750%, 11/15/19	267,069	334,256

	Real Estate Investment Trusts — 2.0%
304	Crown Castle International Corp., 6.875%, 08/01/20	323,449	339,851

	Telecommunications — 0.1%
2,000	Frontier Communications Corp., Ser. A 11.125%, 06/29/18	53,296	22,880

	TOTAL MANDATORY CONVERTIBLE SECURITIES	2,226,821	2,455,536

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$250,000	U.S. Treasury Bills, 1.687% to 1.715%†, 06/21/18 .	249,046	249,063

	TOTAL INVESTMENTS — 98.6%	$15,436,286	16,828,565

	Other Assets and Liabilities (Net) — 1.4%		237,699

	NET ASSETS — 100.0%		$17,066,264

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $6,153,021 or 36.05% of net assets.

(b)

At March 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $268,547 or 1.57% of net assets , which were valued under methods approved by the Board of Trustees as follows:

				03/31/18
Acquistion				Carrying
Principal		Acquistion	Acquistion	Value
Amount	Issuer	Date	Cost	Per Bond
$ 187,000	GoPro Inc., 3.500%, 04/15/22	04/07/17- 07/25/17	$ 185,374	$82.0439
100,000	Maxwell Technologies Inc., 5.500%, 09/15/22	09/21/17	100,000	115.1250

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.7%
	Aerospace — 4.3%
6,150	General Dynamics Corp.	$902,467	$1,358,535
3,875	The Boeing Co.	470,933	1,270,535

		1,373,400	2,629,070

	Banking — 12.8%
67,830	Bank of America Corp.	1,204,829	2,034,222
22,955	BB&T Corp.	1,038,498	1,194,578
18,939	JPMorgan Chase & Co.	1,121,751	2,082,722
22,270	Wells Fargo & Co.	1,074,104	1,167,171
22,300	Western Alliance Bancorp†	1,163,044	1,295,853

		5,602,226	7,774,546

	Business Services — 4.2%
35,425	Booz Allen Hamilton Holding Corp.	1,000,016	1,371,656
4,905	FedEx Corp.	753,772	1,177,740

		1,753,788	2,549,396

	Cable and Satellite — 1.8%
31,260	Comcast Corp., Cl. A	872,888	1,068,154

	Computer Software and Services — 7.4%
8,520	Accenture plc, Cl. A	1,048,946	1,307,820
1,273	Alphabet Inc., Cl. A†	1,065,838	1,320,279
7,180	Microsoft Corp.	354,420	655,319
25,600	Oracle Corp.	1,067,982	1,171,200

		3,537,186	4,454,618

	Consumer Products — 2.1%
17,950	Colgate-Palmolive Co.	1,041,593	1,286,656

	Diversified Industrial — 2.0%
8,355	Honeywell International Inc.	753,278	1,207,381

	Energy and Energy Services — 3.5%
11,625	EOG Resources Inc.	979,876	1,223,764
18,850	Halliburton Co.	1,093,988	884,819

		2,073,864	2,108,583

	Energy: Integrated — 6.3%
9,105	ALLETE Inc.	666,212	657,836
8,400	NextEra Energy Inc.	664,153	1,371,972
12,855	RSP Permian Inc.†	490,198	602,642
18,700	WEC Energy Group Inc.	889,554	1,172,490

		2,710,117	3,804,940

	Energy: Oil — 1.9%
10,195	Chevron Corp.	934,646	1,162,638

	Entertainment — 1.0%
5,900	The Walt Disney Co.	651,303	592,596

	Financial Services — 10.0%
17,510	Arthur J Gallagher & Co.	1,155,660	1,203,462
8,600	Chubb Ltd.	936,465	1,176,222
18,100	Intercontinental Exchange Inc.	950,148	1,312,612
22,600	Morgan Stanley	1,273,869	1,219,496
23,175	U.S. Bancorp	1,284,200	1,170,337

		5,600,342	6,082,129

Shares		Cost	Market Value
	Food and Beverage — 6.3%
28,850	General Mills Inc.	$1,348,765	$1,299,981
38,375	Hormel Foods Corp.	1,369,130	1,317,030
10,750	PepsiCo Inc.	889,171	1,173,363

		3,607,066	3,790,374

	Health Care — 10.6%
24,890	Abbott Laboratories	1,004,250	1,491,409
5,840	Becton, Dickinson and Co.	953,564	1,265,528
16,400	Johnson & Johnson	1,672,792	2,101,660
19,490	Medtronic plc	1,642,577	1,563,488

		5,273,183	6,422,085

	Real Estate — 2.1%
6,250	Public Storage, REIT	1,524,583	1,252,437

	Retail — 6.0%
19,370	CVS Health Corp.	1,621,189	1,205,008
7,875	Simon Property Group Inc., REIT	1,520,278	1,215,506
6,780	The Home Depot Inc.	805,567	1,208,467

		3,947,034	3,628,981

	Semiconductors — 2.0%
2,385	Broadcom Ltd.	650,480	562,025
3,325	Lam Research Corp.	327,339	675,507

		977,819	1,237,532

	Specialty Chemicals — 1.9%
2,915	The Sherwin-Williams Co.	773,211	1,143,030

	Telecommunications — 8.4%
21,450	Amdocs Ltd.	862,806	1,431,144
60,325	AT&T Inc.	2,401,775	2,150,586
14,250	Motorola Solutions Inc.	1,246,066	1,500,525

		4,510,647	5,082,255

	Transportation — 2.1%
9,485	Union Pacific Corp.	467,134	1,275,069

	TOTAL COMMON STOCKS	47,985,308	58,552,470

	SHORT TERM INVESTMENT — 2.4%
	Other Investment Companies — 2.4%
1,498,152	Dreyfus Treasury Securities Cash Management, 1.460%*	1,498,152	1,498,152

	TOTAL INVESTMENTS — 99.1%	$49,483,460	60,050,622

	Other Assets and Liabilities (Net) — 0.9%		515,681

	NET ASSETS — 100.0%		$60,566,303

*	1 day yield as of March 31, 2018.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 64.3%
	Aerospace — 3.2%
5,225	General Dynamics Corp.	$766,079	$1,154,203
2,815	The Boeing Co.	342,110	922,982

		1,108,189	2,077,185

	Banking — 8.3%
46,410	Bank of America Corp.	555,089	1,391,836
16,025	BB&T Corp.	725,398	833,941
12,966	JPMorgan Chase & Co.	711,579	1,425,871
15,220	Wells Fargo & Co.	726,377	797,680
15,250	Western Alliance Bancorp†	794,361	886,177

		3,512,804	5,335,505

	Business Services — 2.8%
24,900	Booz Allen Hamilton Holding Corp.	711,047	964,128
3,625	FedEx Corp.	561,651	870,399

		1,272,698	1,834,527

	Cable and Satellite — 1.2%
21,900	Comcast Corp., Cl. A	591,343	748,323

	Computer Software and Services — 5.0%
5,795	Accenture plc, Cl. A	713,897	889,533
887	Alphabet Inc., Cl. A†	742,946	919,943
6,975	Microsoft Corp.	344,301	636,608
17,300	Oracle Corp.	718,620	791,475

		2,519,764	3,237,559

	Consumer Products — 1.6%
14,200	Colgate-Palmolive Co.	811,453	1,017,856

	Diversified Industrial — 1.3%
5,775	Honeywell International Inc.	535,432	834,545

	Energy and Energy Services — 2.5%
10,000	EOG Resources Inc.	865,832	1,052,700
11,925	Halliburton Co.	691,981	559,759

		1,557,813	1,612,459

	Energy: Integrated — 4.0%
6,055	ALLETE Inc.	442,975	437,474
5,525	NextEra Energy Inc.	466,641	902,398
8,960	RSP Permian Inc.†	341,675	420,045
12,625	WEC Energy Group Inc.	604,621	791,587

		1,855,912	2,551,504

	Energy: Oil — 1.2%
6,810	Chevron Corp.	572,103	776,612

	Entertainment — 0.6%
4,000	The Walt Disney Co.	441,562	401,760

	Financial Services — 6.4%
12,220	Arthur J Gallagher & Co.	806,334	839,881
5,900	Chubb Ltd.	649,145	806,943
11,800	Intercontinental Exchange Inc.	619,858	855,736
15,550	Morgan Stanley	876,144	839,078
15,775	U.S. Bancorp	874,155	796,637

		3,825,636	4,138,275

	Food and Beverage — 4.3%
20,075	General Mills Inc.	918,853	904,579
26,510	Hormel Foods Corp.	947,124	909,823
9,000	PepsiCo Inc.	714,475	982,350

		2,580,452	2,796,752

	Health Care — 6.9%
17,800	Abbott Laboratories	666,314	1,066,576
3,955	Becton, Dickinson and Co.	660,729	857,049
11,500	Johnson & Johnson	1,131,630	1,473,725

Shares		Cost	Market Value
13,325	Medtronic plc	$1,122,036	$1,068,932

		3,580,709	4,466,282

	Real Estate — 1.4%
4,325	Public Storage, REIT	1,058,369	866,687

	Retail — 4.2%
13,250	CVS Health Corp.	1,104,824	824,283
5,325	Simon Property Group Inc., REIT	1,036,888	821,914
5,925	The Home Depot Inc.	660,688	1,056,072

		2,802,400	2,702,269

	Semiconductors — 1.5%
1,610	Broadcom Ltd.	439,182	379,397
2,850	Lam Research Corp.	279,063	579,006

		718,245	958,403

	Specialty Chemicals — 1.2%
1,975	The Sherwin-Williams Co.	524,833	774,437

	Telecommunications — 5.4%
15,100	Amdocs Ltd.	612,534	1,007,472
40,875	AT&T Inc.	1,629,912	1,457,194
9,900	Motorola Solutions Inc.	865,656	1,042,470

		3,108,102	3,507,136

	Transportation — 1.3%
6,325	Union Pacific Corp.	338,642	850,270

	TOTAL COMMON STOCKS	33,316,461	41,488,346

Principal Amount

	CORPORATE BONDS — 20.6%
	Banking — 4.0%
$600,000	Citigroup Inc.,
	2.500%, 07/29/19	605,844	597,753
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	753,247	778,305
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,263	603,230
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	608,890	601,933

		2,568,244	2,581,221

	Computer Hardware — 1.0%
650,000	International Business Machines Corp., 2.900%, 11/01/21	654,855	650,174

	Consumer Products — 2.0%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	496,656	476,822
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	796,701	788,833

		1,293,357	1,265,655

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	800,321	797,911

	Electronics — 2.4%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,016,081	1,016,239

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS (Continued)
	Electronics (Continued)
$500,000	Texas Instruments Inc., 1.650%, 08/03/19	$499,623	$494,055

		1,515,704	1,510,294

	Energy: Oil — 0.8%
500,000	XTO Energy Inc., 6.500%, 12/15/18	507,110	515,382

	Financial Services — 3.9%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	607,613	596,415
750,000	Ford Motor Credit Co. LLC, MTN, 2.943%, 01/08/19	753,837	750,300
600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	600,518	597,588
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	593,290	590,793

		2,555,258	2,535,096

	Health Care — 2.6%
500,000	Abbott Laboratories, 2.550%, 03/15/22	495,369	486,926
600,000	Aetna Inc., 3.500%, 11/15/24	600,791	590,573
600,000	Amgen Inc.,
	3.450%, 10/01/20	610,780	606,358

		1,706,940	1,683,857

	Retail — 1.8%
600,000	CVS Health Corp.,
	3.375%, 08/12/24	599,046	581,954
600,000	McDonalds Corp., MTN,
	2.100%, 12/07/18	601,551	598,375

		1,200,597	1,180,329

	Telecommunications — 0.9%
600,000	AT&T Inc.,
	2.300%, 03/11/19	601,335	597,945

	TOTAL CORPORATE BONDS	13,403,721	13,317,864

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
	Federal Home Loan Mortgage Corp. — 2.6%
$600,000	1.750%, 05/30/19	$598,441	$597,274
1,100,000	2.375%, 01/13/22	1,106,126	1,092,767

		1,704,567	1,690,041

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,134,299	1,091,350

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,838,866	2,781,391

	U.S. GOVERNMENT OBLIGATIONS — 6.2%

	U.S. Treasury Inflation Indexed Notes — 1.6%
1,039,032	2.125%, 01/15/19	1,042,161	1,057,499

	U.S. Treasury Notes — 4.6%
750,000	3.375%, 11/15/19	769,717	763,520
1,000,000	2.250%, 11/15/24	1,027,448	974,043
500,000	2.000%, 02/15/25	497,186	478,506
800,000	1.625%, 02/15/26	803,030	738,187

		3,097,381	2,954,256

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,139,542	4,011,755

Shares

	SHORT TERM INVESTMENT — 3.7%
	Other Investment Companies — 3.7%
2,375,074	Dreyfus Treasury Securities Cash Management, 1.460%*	2,375,074	2,375,074

	TOTAL INVESTMENTS — 99.1%	$56,073,664	63,974,430

	Other Assets and Liabilities (Net) — 0.9%		587,468

	NET ASSETS — 100.0%		$64,561,898

*	1 day yield as of March 31, 2018.
†	Non-income producing security.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2018.

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 52.8%
	Aerospace — 9.0%
$250,000	Harris Corp., 1.999%, 04/27/18	$250,049	$249,943
200,000	The Boeing Co., 6.000%, 03/15/19	200,672	206,299
250,000	United Technologies Corp., 3.100%, 06/01/22	258,331	248,107

		709,052	704,349

	Automotive — 3.2%
250,000	General Motors Co., 3.500%, 10/02/18	251,933	250,397

	Banking — 7.7%
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,819	207,548
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	400,332	398,512

		600,151	606,060

	Computer Hardware — 3.8%
300,000	Apple Inc., 2.037%, (3 Month USD LIBOR plus 0.25%) 05/03/18(a)	300,015	300,041

	Energy — 6.6%
250,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	262,590	262,513
250,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.500%, 02/15/23	255,285	256,319

		517,875	518,832

	Financial Services — 4.2%
200,000	Capital One Financial Corp., 3.750%, 04/24/24	202,538	198,805
125,000	MPT Operating Partnership LP / MPT Finance Corp., 6.375%, 03/01/24	133,704	131,877

		336,242	330,682

	Food and Beverage — 6.5%
250,000	Mondelēz International Inc., 5.375%, 02/10/20	251,021	260,155
250,000	PepsiCo Inc., 1.250%, 04/30/18	249,980	249,774

		501,001	509,929

	Health Care — 4.7%
250,000	Aetna Inc., 1.700%, 06/07/18	250,060	249,735
125,000	Anthem Inc., 2.500%, 11/21/20	124,802	122,960

		374,862	372,695

Principal Amount		Cost	Market Value

	Retail — 1.4%
$125,000	The Home Depot, Inc., 2.125%, 09/15/26	$123,822	$113,202

	Telecommunications — 5.7%
250,000	AT&T Inc., 3.900%, 03/11/24	255,936	252,113
200,000	Verizon Communications Inc., 3.000%, 11/01/21	199,554	198,617

		455,490	450,730

	TOTAL CORPORATE BONDS	4,170,443	4,156,917

	U.S. GOVERNMENT AGENCY OBLIGATIONS —17.7%
	Federal Home Loan Mortgage Corp. — 4.4%
350,000	1.750%, 05/30/19	351,590	348,410

	Federal National Mortgage Association — 13.0%
250,000	0.875%, 05/21/18	249,883	249,713
400,000	2.625%, 09/06/24	412,472	396,854
400,000	2.125%, 04/24/26	400,188	378,398

		1,062,543	1,024,965

	Government National Mortgage Association — 0.3%
4,090	6.000%, 12/15/33	4,116	4,605
13,514	5.500%, 01/15/34	13,575	14,900

		17,691	19,505

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,431,824	1,392,880

	U.S. GOVERNMENT OBLIGATIONS — 29.7%
	U.S. Treasury Bills — 18.2%
1,438,000	U.S. Treasury Bills,
	1.377% to 1.739%†,
	04/12/18 to 06/14/18	1,434,754	1,434,759

	U.S. Treasury Notes — 9.0%
500,000	2.000%, 02/15/25	501,590	478,506
250,000	1.625%, 02/15/26	247,229	230,684

		748,819	709,190

	U.S. Treasury Bonds — 2.5%
150,000	5.375%, 02/15/31	162,844	192,123

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,346,417	2,336,072

	TOTAL INVESTMENTS — 100.2% .	$7,948,684	7,885,869

	Other Assets and Liabilities (Net) — (0.2)%		(18,106)

	NET ASSETS — 100.0%		$7,867,763

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2018. The maturity date reflected is the final maturity date.

†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (cost $866,250,039, $23,108,190, $2,455,080, and $15,436,286, respectively)	$1,304,199,782	$32,321,106	$3,110,668	$16,828,565
Investments in affiliates, at value (cost $37,407,831)	61,262,658	—	—	—
Cash	230,890	—	64,653	22,276
Deposit at brokers	373	—	—	—
Receivable for Fund shares sold	2,125,804	8,515	4,000	152,867
Receivable for investments sold	1,667,754	—	—	—
Receivable from Adviser	—	13,534	13,541	11,815
Dividends and interest receivable	1,140,738	22,457	2,212	78,592
Prepaid expenses	78,847	41,694	15,989	30,514

Total Assets	1,370,706,846	32,407,306	3,211,063	17,124,629

Liabilities:
Payable to custodian	—	42,179	—	—
Payable for investments purchased	1,450,507	—	—	—
Payable for Fund shares redeemed	781,782	1,003	—	30,859
Payable for investment advisory fees	1,165,574	27,904	5,068	13,781
Payable for distribution fees	255,008	5,501	527	2,948
Payable for accounting fees	7,500	—	—	—
Payable for payroll expenses	—	—	619	—
Payable for custodian fees	60,177	4,186	2,777	2,118
Payable for legal and audit fees	67,484	14,798	9,054	—
Payable for shareholder communications expenses	43,432	6,087	3,495	2,580
Payable for shareholder services fees	103,985	10,385	1,839	3,064
Other accrued expenses	2,141	2,614	3,251	3,015

Total Liabilities	3,937,590	114,657	26,630	58,365

Net Assets	$1,366,769,256	$32,292,649	$3,184,433	$17,066,264

Net Assets Consist of:
Paid-in capital	$884,904,337	$22,296,130	$2,476,251	$15,323,161
Accumulated net investment loss	(5,369,301)	(42,885)	(1,272)	(193,080)
Accumulated net realized gain on investments and foreign currency transactions	25,427,305	826,488	53,866	543,904
Net unrealized appreciation on investments	461,804,570	9,212,916	655,588	1,392,279
Net unrealized appreciation on foreign currency translations	2,345	—	—	—

Net Assets	$1,366,769,256	$32,292,649	$3,184,433	$17,066,264

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$240,355,120	$8,323,044	$814,494	$4,171,899
Shares of beneficial interest outstanding	8,775,377	410,073	61,910	319,078
Net Asset Value, offering, and redemption price per share	$27.39	$20.30	$13.16	$13.07
Class A:
Net assets	$131,409,442	$4,054,634	$184,035	$2,902,830
Shares of beneficial interest outstanding	4,984,597	209,354	14,164	215,213
Net Asset Value and redemption price per share	$26.36	$19.37	$12.99	$13.49
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$27.46	$20.18	$13.53	$14.05

Class C:
Net assets	$169,620,803	$2,254,876	$337,393	$1,181,042
Shares of beneficial interest outstanding	7,323,455	134,423	26,646	82,179
Net Asset Value and offering price per share(a)	$23.16	$16.77	$12.66	$14.37
Class I:
Net assets	$825,373,253	$17,658,987	$1,848,511	$8,810,493
Shares of beneficial interest outstanding	29,455,258	840,405	138,473	671,720
Net Asset Value, offering, and redemption price per share	$28.02	$21.01	$13.35	$13.12

Class T:
Net assets	$10,638.05	$1,108.37	—	—
Shares of beneficial interest outstanding	388.33	54.62	—	—
Net Asset Value and redemption price per share	$27.39	$20.29	—	—
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$28.09	$20.81	—	—

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2018 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $49,483,460, $56,073,664, and $7,948,684, respectively)	$60,050,622	$63,974,430	$7,885,869
Investments in affiliates, at value	—	—	—
Cash	29,018	21,844	—
Deposit at brokers	—	—	—
Receivable for Fund shares sold	836	68,001	—
Receivable for investments sold	911,359	629,268	—
Receivable from Adviser	—	—	15,344
Dividends and interest receivable	37,373	197,192	51,269
Prepaid expenses	30,410	32,037	22,906
Total Assets	61,059,618	64,922,772	7,975,388

Liabilities:
Payable to custodian	—	—	47,659
Payable for investments purchased	303,600	211,200	—
Payable for Fund shares redeemed	67,965	40,971	364
Payable for investment advisory fees	52,406	41,577	7,680
Payable for distribution fees	12,637	17,626	1,788
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	3,566	3,241	2,929
Payable for legal and audit fees	19,714	19,881	18,964
Payable for shareholder communications expenses	11,237	—	3,469
Payable for shareholder services fees	11,301	10,055	4,417
Other accrued expenses	3,389	8,823	20,355
Total Liabilities	493,315	360,874	107,625
Net Assets	$60,566,303	$64,561,898	$7,867,763

Net Assets Consist of:
Paid-in capital	$44,462,389	$52,202,674	$7,953,998
Accumulated net investment income/(loss)	97,593	176	(3)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	5,439,159	4,458,282	(23,417)
Net unrealized appreciation/depreciation on investments	10,567,162	7,900,766	(62,815)
Net unrealized appreciation on foreign currency translations	—	—	—
Net Assets	$60,566,303	$64,561,898	$7,867,763

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$53,396,804	$48,539,200	$3,529,342
Shares of beneficial interest outstanding	4,130,490	4,100,546	323,551
Net Asset Value, offering, and redemption price per share	$12.93	$11.84	$10.91
Class A:
Net assets	$1,640,411	$7,838,931	$296,015
Shares of beneficial interest outstanding	127,103	658,299	27,159
Net Asset Value and redemption price per share	$12.91	$11.91	$10.90
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$13.45	$12.41	$11.35
Class C:
Net assets	$416,936	$4,503,105	$1,094,140
Shares of beneficial interest outstanding	34,228	372,254	105,786
Net Asset Value and offering price per share(a)	$12.18	$12.10	$10.34
Class I:
Net assets	$5,112,152	$3,680,662	$2,948,266
Shares of beneficial interest outstanding	396,773	311,390	270,142
Net Asset Value, offering, and redemption price per share	$12.88	$11.82	$10.91

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $20,955, $242, $210, and $0, respectively)	$5,708,232	$191,832	$15,230	$81,878
Dividends - affiliated	1,532,239	—	—	—
Interest	1,638,805	3,984	750	49,256

Total Investment Income	8,879,276	195,816	15,980	131,134

Expenses:
Investment advisory fees	6,850,873	163,844	15,527	75,982
Distribution fees - Class AAA	320,711	11,293	1,041	5,348
Distribution fees - Class A	340,796	9,770	493	6,922
Distribution fees - Class C	883,962	11,442	1,148	4,937
Distribution fees - Class T	13	1	—	—
Accounting fees	22,500	—	—	—
Custodian fees	81,632	5,162	2,603	2,845
Interest expense	281	—	—	—
Legal and audit fees	71,759	20,244	11,764	14,168
Payroll expenses	—	—	1,006	—
Registration expenses	40,240	26,601	10,871	24,596
Shareholder communications expenses	140,628	7,050	2,944	4,694
Shareholder services fees	553,594	11,685	3,701	5,510
Trustees’ fees	47,992	1,176	118	547
Miscellaneous expenses	34,067	5,606	4,768	4,674

Total Expenses	9,389,048	273,874	55,984	150,223

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(76,743)	(40,197)	(64,606)
Advisory fee reduction on unsupervised assets (See Note 3)	(35,439)	—	—	—
Custodian fee credits	(1,520)	—	—	—
Expenses paid by broker (See Note 6)	(5,098)	(780)	(684)	(26)

Total Reimbursements, Waivers, Reductions, and Credits	(42,057)	(77,523)	(40,881)	(64,632)

Net Expenses	9,346,991	196,351	15,103	85,591

Net Investment Income/(Loss)	(467,715)	(535)	877	45,543

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	30,713,730	2,223,785	74,074	591,609
Net realized gain on investments - affiliated	150,880	—	—	—
Net realized loss on foreign currency transactions	(21,268)	—	(10)	—

Net realized gain on investments and foreign currency transactions	30,843,342	2,223,785	74,064	591,609

Net change in unrealized appreciation/depreciation: on investments	(43,463,214)	(1,143,323)	22,501	260,860
on foreign currency translations	(221)	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(43,463,435)	(1,143,323)	22,501	260,860

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(12,620,093)	1,080,462	96,565	852,469

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(13,087,808)	$1,079,927	$97,442	$898,012

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2018 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$657,570	$472,432	$—
Dividends - affiliated	—	—	—
Interest	—	276,539	98,351

Total Investment Income	657,570	748,971	98,351

Expenses:
Investment advisory fees	315,515	248,173	23,969
Distribution fees - Class AAA	69,019	62,830	4,480
Distribution fees - Class A	5,383	20,162	721
Distribution fees - Class C	3,036	23,077	5,653
Distribution fees - Class T	—	—	—
Accounting fees	22,500	22,500	—
Custodian fees	3,002	2,796	2,891
Interest expense	—	—	—
Legal and audit fees	15,401	15,542	15,047
Payroll expenses	—	—	—
Registration expenses	27,026	27,289	20,955
Shareholder communications expenses	12,017	11,738	4,294
Shareholder services fees	23,610	23,406	6,628
Trustees’ fees	2,266	2,740	299
Miscellaneous expenses	6,154	5,946	4,324

Total Expenses	504,929	466,199	89,261

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(48,446)
Advisory fee reduction on unsupervised assets (See Note 3)	—	—	—
Custodian fee credits	—	—	—
Expenses paid by broker (See Note 6)	(887)	(899)	—

Total Reimbursements, Waivers, Reductions, and Credits	(887)	(899)	(48,446)

Net Expenses	504,042	465,300	40,815

Net Investment Income	153,528	283,671	57,536

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	5,610,904	4,458,838	(19,643)

Net realized gain/(loss) on investments and foreign currency transactions	5,610,904	4,458,838	(19,643)

Net change in unrealized appreciation/depreciation: on investments	(2,070,202)	(2,239,408)	(113,954)

Net change in unrealized appreciation/depreciation on investments	(2,070,202)	(2,239,408)	(113,954)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,540,702	2,219,430	(133,597)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,694,230	$2,503,101	$(76,061)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund
	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2018	September 30,	March 31, 2018	September 30,	March 31, 2018	September 30,
	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017
Operations:
Net investment income/(loss)	$(467,715)	$(5,741,971)	$(535)	$(56,824)	$877	$(4,957)
Net realized gain/(loss) on investments, securities sold short, redemption in-kind, and foreign currency transactions	30,843,342	86,739,197	2,223,785	2,628,872	74,064	155,128
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(43,463,435)	177,676,434	(1,143,323)	3,708,579	22,501	244,240

Net Increase/(Decrease) in Net Assets Resulting from Operations	(13,087,808)	258,673,660	1,079,927	6,280,627	97,442	394,411

Distributions to Shareholders:
Net investment income
Class AAA	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—

	—	—	—	—	—	—

Net realized gain
Class AAA	(16,091,681)	(12,112,850)	(799,266)	(1,120,049)	(36,604)	(21,204)
Class A	(8,606,993)	(6,973,598)	(335,705)	(282,966)	(8,869)	(4,128)
Class C	(12,671,430)	(9,278,000)	(226,732)	(229,623)	(8,748)	(2,204)
Class I	(47,329,053)	(22,623,866)	(1,361,990)	(1,008,986)	(76,137)	(19,507)
Class T	(659)	—	(93)	—	—	—

	(84,699,816)	(50,988,314)	(2,723,786)	(2,641,624)	(130,358)	(47,043)

Total Distributions to Shareholders	(84,699,816)	(50,988,314)	(2,723,786)	(2,641,624)	(130,358)	(47,043)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	16,145,721	46,277,238	510,979	5,179,585	198,201	503,380
Class A	12,636,369	37,625,664	563,872	800,502	288	84,849
Class C	13,998,024	22,015,082	157,529	311,575	143,383	21,694
Class I	182,425,278	222,822,655	2,874,847	5,631,113	2,038	122,671
Class T	—	10,000	—	1,000	—	—

	225,205,392	328,750,639	4,107,227	11,923,775	343,910	732,594

Proceeds from reinvestment of distributions
Class AAA	15,814,254	11,851,540	789,372	1,099,599	36,604	21,204
Class A	7,945,275	6,334,330	333,554	270,995	8,869	3,123
Class C	10,953,006	7,567,826	200,988	185,367	7,861	2,047
Class I	30,327,154	14,416,148	1,335,363	993,398	76,137	19,508
Class T	659	—	93	—	—	—

	65,040,348	40,169,844	2,659,370	2,549,359	129,471	45,882

Cost of shares redeemed
Class AAA	(47,678,579)	(85,877,875)	(1,850,456)	(8,983,081)	(214,838)	(1,628,525)
Class A	(48,601,451)	(43,270,182)	(202,715)	(742,991)	(26,584)	(230,286)
Class C	(20,713,090)	(52,086,231)	(193,800)	(730,299)	(4,269)	(42,312)
Class I	(60,810,199)	(93,376,064)	(3,207,156)	(1,909,312)	(1,645)	(305,769)

	(177,803,319)	(274,610,352)	(5,454,127)	(12,365,683)	(247,336)	(2,206,892)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	112,442,421	94,310,131	1,312,470	2,107,451	226,045	(1,428,416)

Redemption Fees	2,609	1,172	—	581	—	5

Net Increase/(Decrease) in Net Assets	14,657,406	301,996,649	(331,389)	5,747,035	193,129	(1,081,043)
Net Assets:
Beginning of year	1,352,111,850	1,050,115,201	32,624,038	26,877,003	2,991,304	4,072,347

End of period	$1,366,769,256	$1,352,111,850	$32,292,649	$32,624,038	$3,184,433	$2,991,304

Undistributed net investment income	—	—	—	—	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

Convertible Securities Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund

For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
$45,543	$54,387	$153,528	$311,491	$283,671	$568,539	$57,536	$213,093
591,609	17,060	5,610,904	7,012,925	4,458,838	4,447,919	(19,643)	129,684
260,860	1,133,294	(2,070,202)	2,252,399	(2,239,408)	1,584,106	(113,954)	(564,517)

898,012	1,204,741	3,694,230	9,576,815	2,503,101	6,600,564	(76,061)	(221,740)

(37,341)	(70,888)	(238,507)	(293,061)	(232,987)	(482,424)	(26,204)	(48,082)
(19,939)	(37,114)	(3,150)	(10,405)	(27,035)	(57,301)	(2,792)	(7,121)
(3,755)	(13,786)	—	—	(3,606)	(5,528)	(4,027)	(5,847)
(79,303)	(97,611)	(34,804)	(34,162)	(19,899)	(23,315)	(24,516)	(152,069)

(140,338)	(219,399)	(276,461)	(337,628)	(283,527)	(568,568)	(57,539)	(213,119)

—	(171,202)	(5,730,005)	(3,329,667)	(2,948,441)	(2,878,995)	(60,519)	(29,726)
—	(48,555)	(265,930)	(231,525)	(473,375)	(379,547)	(6,668)	(5,414)
—	(36,328)	(73,250)	(55,386)	(264,785)	(282,541)	(19,218)	(9,133)
—	(51,404)	(535,100)	(266,964)	(173,570)	(101,837)	(46,935)	(95,098)
—	—	—	—	—	—	—	—

—	(307,489)	(6,604,285)	(3,883,542)	(3,860,171)	(3,642,920)	(133,340)	(139,371)

(140,338)	(526,888)	(6,880,746)	(4,221,170)	(4,143,698)	(4,211,488)	(190,879)	(352,490)

313,406	1,176,145	318,697	633,201	1,289,700	6,800,089	532,525	613,039
740,852	2,208,003	10,268	177,782	967,528	1,427,808	1,185,517	107,817
357,162	545,063	3,905	465,776	117,797	425,428	81,058	298,476
2,935,262	6,720,412	613,249	1,263,682	2,124,725	442,446	264,849	2,143,875
—	—	—	—	—	—	—	—

4,346,682	10,649,623	946,119	2,540,441	4,499,750	9,095,771	2,063,949	3,163,207

36,413	239,557	5,773,371	3,475,689	3,107,516	3,263,840	84,010	74,956
19,574	84,294	269,063	241,265	487,051	422,760	7,548	10,718
3,750	50,107	69,569	36,439	265,613	258,563	22,974	14,817
79,209	148,724	519,472	276,907	174,992	123,387	71,334	238,579
—	—	—	—	—	—	—	—

138,946	522,682	6,631,475	4,030,300	4,035,172	4,068,550	185,866	339,070

(538,495)	(1,825,247)	(4,084,161)	(7,622,675)	(5,570,361)	(11,090,185)	(650,030)	(1,040,146)
(675,564)	(948,677)	(1,037,083)	(1,886,165)	(1,580,423)	(1,033,374)	(1,367,272)	(415,391)
(538,687)	(226,560)	(310,799)	(742,638)	(358,408)	(1,832,466)	(74,016)	(317,041)
(1,175,338)	(797,451)	(719,627)	(1,231,226)	(496,558)	(540,455)	(194,108)	(13,216,920)

(2,928,084)	(3,797,935)	(6,151,670)	(11,482,704)	(8,005,750)	(14,496,480)	(2,285,426)	(14,989,498)

1,557,544	7,374,370	1,425,924	(4,911,963)	529,172	(1,332,159)	(35,611)	(11,487,221)

—	966	—	—	—	25	—	—

2,315,218	8,053,189	(1,760,592)	443,682	(1,111,425)	1,056,942	(302,551)	(12,061,451)
14,751,046	6,697,857	62,326,895	61,883,213	65,673,323	64,616,381	8,170,314	20,231,765

$17,066,264	$14,751,046	$60,566,303	$62,326,895	$64,561,898	$65,673,323	$7,867,763	$8,170,314

—	—	$97,593	$220,526	$176	$32	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(d)	Portfolio Turnover Rate
Mighty MitesSM Fund
Class AAA
2018(e)	$29.42	$(0.01)		$(0.21)	$(0.22)	—	$(1.81)	$(1.81)	$0.00	$27.39	(0.9)%	$240,355	(0.10)%	(f)	1.39%(f)	(g)	1.40%(f)	5%
2017	24.76	(0.12)		5.97	5.85	—	(1.19)	(1.19)	0.00	29.42	24.4	274,161	(0.46)		1.41(g)		1.42	8
2016	22.02	(0.15)		3.41	3.26	—	(0.52)	(0.52)	0.00	24.76	15.0	256,488	(0.67)		1.41(g)		1.41	6
2015	23.01	(0.06)		(0.50)	(0.56)	—	(0.43)	(0.43)	0.00	22.02	(2.6)	265,145	(0.27)		1.40(g)		1.41	13
2014	23.81	(0.22)		0.80	0.58	—	(1.38)	(1.38)	0.00	23.01	2.2	365,022	(0.90)		1.41		1.42	14
2013	17.94	0.04		6.29	6.33	$(0.08)	(0.38)	(0.46)	0.00	23.81	36.2	476,112	0.19		1.41		1.43	15
Class A
2018(e)	$28.42	$(0.05)		$(0.20)	$(0.25)	—	$(1.81)	$(1.81)	$0.00	$26.36	(1.1)%	$131,409	(0.35)%	(f)	1.64%(f)	(g)	1.65%(f)	5%
2017	24.01	(0.18)		5.78	5.60	—	(1.19)	(1.19)	0.00	28.42	24.1	169,017	(0.72)		1.66(g)		1.67	8
2016	21.43	(0.20)		3.30	3.10	—	(0.52)	(0.52)	0.00	24.01	14.6	141,893	(0.92)		1.66(g)		1.66	6
2015	22.45	(0.12)		(0.47)	(0.59)	—	(0.43)	(0.43)	0.00	21.43	(2.8)	154,000	(0.51)		1.65(g)		1.66	13
2014	23.32	(0.27)		0.78	0.51	—	(1.38)	(1.38)	0.00	22.45	2.0	175,108	(1.16)		1.66		1.67	14
2013	17.59	(0.02)		6.17	6.15	$(0.04)	(0.38)	(0.42)	0.00	23.32	35.8	139,464	(0.08)		1.66		1.68	15
Class C
2018(e)	$25.24	$(0.10)		$(0.17)	$(0.27)	—	$(1.81)	$(1.81)	$0.00	$23.16	(1.3)%	$169,621	(0.85)%	(f)	2.14%(f)	(g)	2.15%(f)	5%
2017	21.55	(0.27)		5.15	4.88	—	(1.19)	(1.19)	0.00	25.24	23.5	180,282	(1.21)		2.16(g)		2.17	8
2016	19.38	(0.28)		2.97	2.69	—	(0.52)	(0.52)	0.00	21.55	14.1	175,241	(1.41)		2.16(g)		2.16	6
2015	20.44	(0.21)		(0.42)	(0.63)	—	(0.43)	(0.43)	0.00	19.38	(3.2)	187,216	(1.01)		2.15(g)		2.16	13
2014	21.46	(0.36)		0.72	0.36	—	(1.38)	(1.38)	0.00	20.44	1.4	208,795	(1.66)		2.16		2.17	14
2013	16.25	(0.10)		5.69	5.59	—	(0.38)	(0.38)	0.00	21.46	35.3	160,852	(0.57)		2.16		2.18	15
Class I
2018(e)	$30.02	$0.02		$(0.21)	$(0.19)	—	$(1.81)	$(1.81)	$0.00	$28.02	(0.8)%	$825,373	0.16%	(f)	1.14%(f)	(g)	1.15%(f)	5%
2017	25.18	(0.06)		6.09	6.03	—	(1.19)	(1.19)	0.00	30.02	24.7	728,641	(0.22)		1.16(g)		1.17	8
2016	22.34	(0.10)		3.46	3.36	—	(0.52)	(0.52)	0.00	25.18	15.2	476,493	(0.44)		1.16(g)		1.16	6
2015	23.27	(0.00)	(c)	(0.50)	(0.50)	—	(0.43)	(0.43)	0.00	22.34	(2.3)	488,846	(0.01)		1.15(g)		1.16	13
2014	24.02	(0.16)		0.79	0.63	—	(1.38)	(1.38)	0.00	23.27	2.4	519,459	(0.67)		1.16		1.17	14
2013	18.13	0.08		6.35	6.43	$(0.16)	(0.38)	(0.54)	0.00	24.02	36.6	277,588	0.40		1.16		1.18	15
Class T
2018(e)	$29.42	$(0.01)		$(0.21)	$(0.22)	—	$(1.81)	$(1.81)	—	$27.39	(0.9)%	$ 11	(0.09)%	(f)	1.39%(f)	(g)	1.40%(f)	5%
2017(h)	27.40	(0.04)		2.06	2.02	—	—	—	—	29.42	7.4	11	(0.65)(f)		1.41(f)		1.42(f)	8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)

Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.01%, 0.01%, 0.01%, and 0.02% of net assets for the six months ended March 31, 2018 and the years ended September 30, 2017, 2015, 2014, and 2013, respectively. For the year ended September 30, 2016, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2018, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, and 2015, there was no impact on the expense ratios.

(h)	Class T Shares were initially offered on July 5, 2017.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2018(c)	$21.37	$(0.01)		$ 0.80	$ 0.79	—	$(1.86)	$(1.86)	—	$20.30	3.6%	$ 8,323	(0.06)%(d)	1.25%(d)(e)	1.72%(d)	9%
2017	19.03	(0.04)		4.17	4.13	—	(1.79)	(1.79)	$0.00	21.37	23.1	9,295	(0.22)	1.36(e)	1.74	38
2016	18.54	(0.04)		3.57	3.53	—	(3.04)	(3.04)	0.00	19.03	21.1	10,855	(0.25)	1.50(e)	1.79	18
2015	20.52	(0.09)		(0.29)	(0.38)	—	(1.60)	(1.60)	—	18.54	(2.4)	7,721	(0.47)	1.50(e)	1.66	23
2014	19.83	(0.07)		0.76	0.69	—	—	—	0.00	20.52	3.5	15,649	(0.35)	1.50	1.57	13
2013	15.32	(0.01)		4.52	4.51	—	—	—	0.00	19.83	29.4	19,576	(0.05)	1.50	1.63	12
Class A
2018(c)	$20.50	$(0.03)		$ 0.76	$ 0.73	—	$(1.86)	$(1.86)	—	$19.37	3.5%	$ 4,055	(0.31)%(d)	1.50%(d)(e)	1.97%(d)	9%
2017	18.37	(0.09)		4.01	3.92	—	(1.79)	(1.79)	$0.00	20.50	22.8	3,580	(0.47)	1.60(e)	1.99	38
2016	18.02	(0.08)		3.47	3.39	—	(3.04)	(3.04)	0.00	18.37	20.9	2,871	(0.49)	1.75(e)	2.04	18
2015	20.05	(0.14)		(0.29)	(0.43)	—	(1.60)	(1.60)	—	18.02	(2.7)	3,258	(0.71)	1.75(e)	1.91	23
2014	19.41	(0.12)		0.76	0.64	—	—	—	0.00	20.05	3.3	4,269	(0.60)	1.75	1.82	13
2013	15.03	(0.04)		4.42	4.38	—	—	—	0.00	19.41	29.1	4,668	(0.22)	1.75	1.88	12
Class C
2018(c)	$18.04	$(0.07)		$ 0.66	$ 0.59	—	$(1.86)	$(1.86)	—	$16.77	3.1%	$ 2,255	(0.81)%(d)	2.00%(d)(e)	2.47%(d)	9%
2017	16.43	(0.16)		3.56	3.40	—	(1.79)	(1.79)	$0.00	18.04	22.2	2,247	(0.97)	2.11(e)	2.49	38
2016	16.49	(0.15)		3.13	2.98	—	(3.04)	(3.04)	0.00	16.43	20.2	2,268	(0.99)	2.25(e)	2.54	18
2015	18.56	(0.22)		(0.25)	(0.47)	—	(1.60)	(1.60)	—	16.49	(3.2)	3,081	(1.21)	2.25(e)	2.41	23
2014	18.06	(0.21)		0.71	0.50	—	—	—	0.00	18.56	2.8	4,186	(1.10)	2.25	2.32	13
2013	14.06	(0.11)		4.11	4.00	—	—	—	0.00	18.06	28.4	4,460	(0.72)	2.25	2.38	12
Class I
2018(c)	$22.04	$ 0.02		$ 0.81	$ 0.83	—	$(1.86)	$(1.86)	—	$21.01	3.7%	$17,659	0.20%(d)	1.00%(d)(e)	1.47%(d)	9%
2017	19.53	0.01		4.29	4.30	—	(1.79)	(1.79)	$0.00	22.04	23.4	17,501	0.03	1.09(e)	1.49	38
2016	18.90	0.00(	b)	3.67	3.67	—	(3.04)	(3.04)	0.00	19.53	21.5	10,883	0.00	1.25(e)	1.54	18
2015	20.85	(0.04)		(0.31)	(0.35)	—	(1.60)	(1.60)	—	18.90	(2.2)	9,778	(0.21)	1.25(e)	1.41	23
2014	20.09	(0.02)		0.78	0.76	—	—	—	0.00	20.85	3.8	17,230	(0.09)	1.25	1.32	13
2013	15.50	0.04		4.57	4.61	$(0.02)	—	(0.02)	0.00	20.09	29.8	13,688	0.22	1.25	1.38	12
Class T
2018(c)	$21.37	$(0.01)		$ 0.79	$ 0.78	—	(1.86)	(1.86)	—	$20.29	3.6%	$ 1	(0.06)%(d)	1.25%(d)(e)	1.72%(d)	9%
2017(f)	19.97	(0.01)		1.41	1.40	—	—	0.00	—	21.37	7.0	1	(0.14)(d)	1.25(d)	1.74(d)	38

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, for the year ended September 30, 2016 the expense ratios would have been 1.51%, 1.76%, 2.26%, 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended March 31, 2018 and the years ended September 30, 2017 and 2015, these credits had no material impact on the expense ratios.

(f)	Class T Shares were initially offered on July 5, 2017.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income/Loss		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2018(b)	$13.31	$(0.00)	$0.42	$ 0.42	—	$(0.57)		$(0.57)		$13.16	3.2%	$814	(0.03	)%(c)	1.05%(	c)(d)	3.68	%(c)	6%
2017	11.88	(0.03)	1.60	1.57	—	(0.14)		(0.14)		13.31	13.4	805	(0.23)		1.05(d)		3.39		34
2016	11.43	(0.04)	0.97	0.93	—	(0.48)		(0.48)		11.88	8.2	1,810	(0.40)		1.34(d)	(e)	3.26		15
2015	11.54	(0.06)	0.07	0.01	—	(0.12)		(0.12)		11.43	0.1	2,004	(0.52)		1.51(d)	(e)	2.74		25
2014	10.48	(0.04)	1.10	1.06	—	(0.00	)(f)	(0.00	)(f)	11.54	10.2	1,679	(0.39)		1.51(e)		4.27		22
2013(g)	10.00	(0.01)	0.49	0.48	—	—		—		10.48	4.8	661	(0.42	)(c)	1.50(c)		3.88	(c)(h)	3
Class A
2018(b)	$13.16	$(0.02)	$0.42	$ 0.40	—	$(0.57)		$(0.57)		$12.99	3.1%	$184	(0.28	)%(c)	1.30%(	c)(d)	3.93	%(c)	6%
2017	11.78	(0.06)	1.58	1.52	—	(0.14)		(0.14)		13.16	13.1	203	(0.45)		1.30(d)		3.64		34
2016	11.37	(0.07)	0.96	0.89	—	(0.48)		(0.48)		11.78	7.9	309	(0.65)		1.63(d)	(e)	3.44		15
2015	11.51	(0.09)	0.07	(0.02)	—	(0.12)		(0.12)		11.37	(0.2)	593	(0.77)		1.76(d)	(e)	2.99		25
2014	10.47	(0.08)	1.12	1.04	—	(0.00	)(f)	(0.00	)(f)	11.51	10.0	682	(0.69)		1.76(e)		4.52		22
2013(g)	10.00	0.03	0.44	0.47	—	—		—		10.47	4.7	188	0.81	(c)	1.75(c)		4.13	(c)(h)	3
Class C
2018(b)	$12.87	$(0.05)	$0.41	$ 0.36	—	$(0.57)		$(0.57)		$12.66	2.9%	$337	(0.72	)%(c)	1.80%(	c)(d)	4.43	%(c)	6%
2017	11.58	(0.11)	1.54	1.43	—	(0.14)		(0.14)		12.87	12.5	195	(0.95)		1.80(d)		4.14		34
2016	11.24	(0.12)	0.94	0.82	—	(0.48)		(0.48)		11.58	7.4	193	(1.17)		2.11(d)	(e)	3.98		15
2015	11.43	(0.15)	0.08	(0.07)	—	(0.12)		(0.12)		11.24	(0.6)	274	(1.27)		2.26(d)	(e)	3.49		25
2014	10.45	(0.13)	1.11	0.98	—	(0.00	)(f)	(0.00	)(f)	11.43	9.4	239	(1.17)		2.26(e)		5.02		22
2013(g)	10.00	(0.02)	0.47	0.45	—	—		—		10.45	4.5	74	(0.65	)(c)	2.25(c)		4.63	(c)(h)	3
Class I
2018(b)	$13.48	$ 0.02	$0.42	$ 0.44	—	$(0.57)		$(0.57)		$13.35	3.3%	$1,849	0.23	%(c)	0.80%(	c)(d)	3.43	%(c)	6%
2017	12.00	0.01	1.61	1.62	—	(0.14)		(0.14)		13.48	13.7	1,788	0.05		0.80(d)		3.14		34
2016	11.49	0.00	0.99	0.99	—	(0.48)		(0.48)		12.00	8.7	1,760	0.04		0.90(d)	(e)	3.00		15
2015	11.57	(0.03)	0.07	0.04	—	(0.12)		(0.12)		11.49	0.3	2,079	(0.27)		1.26(d)	(e)	2.49		25
2014	10.48	(0.01)	1.11	1.10	$(0.01)	(0.00	)(f)	(0.01)		11.57	10.5	2,345	(0.09)		1.26(e)		4.02		22
2013(g)	10.00	(0.01)	0.49	0.48	—	—		—		10.48	4.8	1,155	(0.20	)(c)	1.25(c)		3.63	(c)(h)	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2018, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, and 2015 would have been 1.09, 1.08%, 1.39%, and 1.54% ( Class AAA), 1.34, 1.33%, 1.68%, and 1.79% (Class A), 1.84, 1.83%, 2.16%, and 2.29% (Class C), and 0.84, 0.83%, 0.95%, and 1.29% (Class I Shares), respectively.

(e)

The Fund incurred interest expense during the years ended September 2016, 2015, and 2014. For the year ended September 30, 2016, there was no material impact on the expense ratios. For the years ended September 30, 2015 and 2014, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.33% and 1.50% (Class AAA), 1.62% and 1.75% (Class A), 2.10% and 2.25% (Class C), 0.89% and 1.25% (Class I), respectively.

(f)	Amount represents less than $0.005 per share.
(g)	From the commencement of offering of Fund Shares on May 31, 2013 through September 30, 2013.
(h)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total operating expense ratios before waivers and reimbursements would have been 10.11% (Class AAA), 10.36% (Class A), 10.86% (Class C), and 9.86% (Class I).

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
			Net														Operating
		Net	Realized and				Net								Net		Expenses		Operating
		Investment	Unrealized	Total From	Net		Realized					Net Asset		Net Assets,	Investment		Net of		Expenses		Portfolio
Year Ended	Net Asset Value,	Income	Gain (Loss) on	Investment	Investment		Gain on	Total		Redemption		Value,		End of Period	Income		Waivers/		Before Waivers/		Turnover
September 30	Beginning of Year	(Loss)(a)	Investments	Operations	Income		Investments	Distributions		Fees(a)		End of Period	Total Return†	(in 000’s)	(Loss)		Reimbursements		Reimbursements		Rate
Convertible Securities Fund
Class AAA
2018(b)	$12.41	$0.04	$0.73	$0.77	$(0.11)		—	$(0.11)		—		$13.07	6.2%	$4,172	0.57	%(c)	1.15	%(c)	2.00	%(c)	18%
2017	11.59	0.07	1.49	1.56	(0.21)		$(0.53)	(0.74)		—		12.41	14.1	4,138	0.57		1.15		2.47		40
2016	10.53	0.04	1.05	1.09	(0.03)		—	(0.03)		—		11.59	10.4	4,240	0.38		2.00	(d)	2.74		20
2015	11.79	0.04	(1.27)	(1.23)	(0.03)		—	(0.03)		—		10.53	(10.5)	5,525	0.31		2.00	(d)	2.40		19
2014	10.40	0.21	1.38	1.59	(0.20)		—	(0.20)		$0.00	(e)	11.79	15.5	6,240	1.86		2.00		2.42		31
2013	8.96	0.07	1.45	1.52	(0.08)		—	(0.08)		0.00	(e)	10.40	17.0	6,147	0.73		2.00		2.57		13
Class A
2018(b)	$12.79	$0.02	$0.78	$0.80	$(0.10)		—	$(0.10)		—		$13.49	6.2%	$2,903	0.34	%(c)	1.40	%(c)	2.25	%(c)	18%
2017	11.94	0.05	1.52	1.57	(0.19)		$(0.53)	(0.72)		—		12.79	13.8	2,670	0.42		1.40		2.72		40
2016	10.87	0.01	1.08	1.09	(0.02)		—	(0.02)		—		11.94	10.1	1,191	0.10		2.25	(d)	2.99		20
2015	12.18	0.01	(1.30)	(1.29)	(0.02)		—	(0.02)		—		10.87	(10.6)	1,081	0.06		2.25	(d)	2.65		19
2014	10.75	0.19	1.43	1.62	(0.19)		—	(0.19)		$0.00	(e)	12.18	15.2	1,013	1.63		2.25		2.67		31
2013	9.26	0.05	1.49	1.54	(0.05)		—	(0.05)		0.00	(e)	10.75	16.7	907	0.44		2.25		2.82		13
Class C
2018(b)	$13.62	$(0.01)	$0.81	$0.80	$(0.05)		—	$(0.05)		—		$14.37	5.9%	$1,181	(0.21	)%(c)	1.90	%(c)	2.75	%(c)	18%
2017	12.69	(0.02)	1.63	1.61	(0.15)		$(0.53)	(0.68)		—		13.62	13.3	1,307	(0.19)		1.90		3.22		40
2016	11.59	(0.04)	1.14	1.10	(0.00	)(e)	—	(0.00	)(e)	—		12.69	9.6	873	(0.37)		2.75	(d)	3.49		20
2015	13.04	(0.06)	(1.39)	(1.45)	(0.00	)(e)	—	(0.00	)(e)	—		11.59	(11.1)	943	(0.44)		2.75	(d)	3.15		19
2014	11.54	0.17	1.50	1.67	(0.17)		—	(0.17)		$0.00	(e)	13.04	14.6	1,045	1.30		2.75		3.17		31
2013	9.94	0.00 (e)	1.61	1.61	(0.01)		—	(0.01)		0.00	(e)	11.54	16.2	1,086	0.01		2.75		3.32		13
Class I
2018(b)	$12.44	$0.05	$0.76	$0.81	$(0.13)		—	$(0.13)		—		$13.12	6.5%	$8,810	0.83	%(c)	0.90	%(c)	1.75	%(c)	18%
2017	11.61	0.12	1.48	1.60	(0.24)		$(0.53)	(0.77)		—		12.44	14.5	6,636	1.00		0.90		2.22		40
2016	10.56	0.07	1.04	1.11	(0.06)		—	(0.06)		—		11.61	10.6	394	0.61		1.75	(d)	2.49		20
2015	11.80	0.07	(1.27)	(1.20)	(0.04)		—	(0.04)		—		10.56	(10.2)	251	0.56		1.75	(d)	2.15		19
2014	10.40	0.24	1.39	1.63	(0.23)		—	(0.23)		$0.00	(e)	11.80	15.8	290	2.15		1.75		2.17		31
2013	8.96	0.10	1.44	1.54	(0.10)		—	(0.10)		0.00	(e)	10.40	17.3	185	0.99		1.75		2.32		13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2018, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the years ended September 30, 2016 and 2015 would have been 2.01% and 2.02% (Class AAA), 2.26% and 2.27% (Class A), 2.76% and 2.77% (Class C), and 1.76% and 1.77% (Class I Shares), respectively.

(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2018(c)	$13.69	$0.03	$0.75	$0.78	$(0.06)	$(1.48)	$(1.54)	$12.93	5.9%	$53,397	0.48%(d)	1.60%(	d)(e)	15%
2017	12.59	0.06	1.91	1.97	(0.07)	(0.80)	(0.87)	13.69	16.6	54,159	0.50	1.62(e)		28
2016	12.22	0.07	1.30	1.37	(0.05)	(0.95)	(1.00)	12.59	11.4	53,063	0.54	1.63(e)		31
2015	13.65	0.05	(0.09)	(0.04)	(0.06)	(1.33)	(1.39)	12.22	(0.9)	53,238	0.37	1.59(e)		28
2014	11.88	0.05	1.76	1.81	(0.04)	—	(0.04)	13.65	15.3	60,587	0.37	1.59		51
2013	9.92	0.06	1.99	2.05	(0.09)	—	(0.09)	11.88	20.9	64,595	0.53	1.62(f)		53
Class A
2018(c)	$13.64	$0.02	$0.75	$0.77	$(0.02)	$(1.48)	$(1.50)	$12.91	5.8%	$1,640	0.26%(d)	1.85%(	d)(e)	15%
2017	12.55	0.04	1.89	1.93	(0.04)	(0.80)	(0.84)	13.64	16.3	2,502	0.28	1.87(e)		28
2016	12.19	0.03	1.31	1.34	(0.03)	(0.95)	(0.98)	12.55	11.2	3,719	0.29	1.88(e)		31
2015	13.61	0.02	(0.09)	(0.07)	(0.02)	(1.33)	(1.35)	12.19	(1.1)	3,125	0.12	1.84(e)		28
2014	11.84	0.02	1.76	1.78	(0.01)	—	(0.01)	13.61	15.0	3,329	0.12	1.84		51
2013	9.89	0.03	1.99	2.02	(0.07)	—	(0.07)	11.84	20.5	3,256	0.27	1.87(f)		53
Class C
2018(c)	$12.97	$(0.02)	$0.71	$0.69	—	$(1.48)	$(1.48)	$12.18	5.4%	$417	(0.26)%(d)	2.35%(	d)(e)	15%
2017	11.99	(0.03)	1.81	1.78	—	(0.80)	(0.80)	12.97	15.7	685	(0.25)	2.37(e)		28
2016	11.72	(0.03)	1.25	1.22	—	(0.95)	(0.95)	11.99	10.6	843	(0.23)	2.38(e)		31
2015	13.18	(0.05)	(0.08)	(0.13)	—	(1.33)	(1.33)	11.72	(1.6)	684	(0.37)	2.34(e)		28
2014	11.51	(0.05)	1.72	1.67	—	—	—	13.18	14.5	676	(0.38)	2.34		51
2013	9.62	(0.02)	1.93	1.91	$(0.02)	—	(0.02)	11.51	19.9	693	(0.22)	2.37(f)		53
Class I
2018(c)	$13.66	$0.05	$0.75	$0.80	$(0.10)	$(1.48)	$(1.58)	$12.88	6.0%	$5,112	0.73%(d)	1.35%(	d)(e)	15%
2017	12.57	0.10	1.89	1.99	(0.10)	(0.80)	(0.90)	13.66	16.9	4,981	0.75	1.37(e)		28
2016	12.21	0.09	1.30	1.39	(0.08)	(0.95)	(1.03)	12.57	11.7	4,258	0.77	1.38(e)		31
2015	13.64	0.08	(0.09)	(0.01)	(0.09)	(1.33)	(1.42)	12.21	(0.6)	4,340	0.61	1.34(e)		28
2014	11.89	0.08	1.74	1.82	(0.07)	—	(0.07)	13.64	15.4	3,547	0.60	1.34		51
2013	9.93	0.09	1.99	2.08	(0.12)	—	(0.12)	11.89	21.2	2,204	0.84	1.37(f)		53

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)

The Fund incurred interest expense during the years ended September 30, 2014 and 2013. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.

(c)	For the six months ended March 31, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended September 30, 2013 would have been 1.60% (Class AAA), 1.85% (Class A), 2.35% (Class C), and 1.35% (Class I) Shares, respectively. For the six months ended March 31, 2018 and the years ended September 30, 2017, 2016, 2015, and 2014, there were no Custodian Fee Credits.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income	Operating Expenses††	Portfolio Turnover Rate
Balanced Fund
Class AAA
2018(b)	$12.16	$0.06	$ 0.41	$ 0.47	$(0.06)	$(0.73)	$(0.79)	$11.84	3.9%	$ 48,539	0.93%(c)	1.34%(c)(d)	13%
2017	11.75	0.11	1.04	1.15	(0.11)	(0.63)	(0.74)	12.16	10.3	50,934	0.93	1.33(d)	23
2016	11.72	0.12	0.85	0.97	(0.12)	(0.82)	(0.94)	11.75	8.6	50,105	1.06	1.35(d)	23
2015	12.91	0.13	(0.08)	0.05	(0.13)	(1.11)	(1.24)	11.72	0.0	53,989	1.01	1.31(d)	27
2014	12.76	0.14	1.07	1.21	(0.14)	(0.92)	(1.06)	12.91	9.9	69,187	1.07	1.29	39
2013	11.48	0.15	1.28	1.43	(0.15)	—	(0.15)	12.76	12.5	70,824	1.21	1.30	36
Class A
2018(b)	$12.23	$0.04	$ 0.41	$ 0.45	$(0.04)	$(0.73)	$(0.77)	$11.91	3.7%	$ 7,839	0.68%(c)	1.59%(c)(d)	13%
2017	11.81	0.08	1.05	1.13	(0.08)	(0.63)	(0.71)	12.23	10.1	8,165	0.68	1.58(d)	23
2016	11.78	0.10	0.85	0.95	(0.10)	(0.82)	(0.92)	11.81	8.2	7,040	0.81	1.60(d)	23
2015	12.97	0.09	(0.07)	0.02	(0.10)	(1.11)	(1.21)	11.78	(0.2)	6,577	0.76	1.56(d)	27
2014	12.82	0.11	1.07	1.18	(0.11)	(0.92)	(1.03)	12.97	9.5	6,443	0.83	1.54	39
2013	11.53	0.12	1.29	1.41	(0.12)	—	(0.12)	12.82	12.3	5,869	0.95	1.55	36
Class C
2018(b)	$12.41	$0.01	$ 0.42	$ 0.43	$(0.01)	$(0.73)	$(0.74)	$12.10	3.5%	$ 4,503	0.18%(c)	2.09%(c)(d)	13%
2017	11.97	0.02	1.06	1.08	(0.01)	(0.63)	(0.64)	12.41	9.6	4,585	0.18	2.08(d)	23
2016	11.92	0.04	0.87	0.91	(0.04)	(0.82)	(0.86)	11.97	7.8	5,575	0.30	2.10(d)	23
2015	13.12	0.03	(0.08)	(0.05)	(0.04)	(1.11)	(1.15)	11.92	(0.8)	5,260	0.26	2.06(d)	27
2014	12.95	0.04	1.09	1.13	(0.04)	(0.92)	(0.96)	13.12	9.0	5,350	0.32	2.04	39
2013	11.64	0.05	1.31	1.36	(0.05)	—	(0.05)	12.95	11.7	5,257	0.43	2.05	36
Class I
2018(b)	$12.15	$0.07	$ 0.40	$0.47	$(0.07)	$(0.73)	$(0.80)	$11.82	3.9%	$ 3,681	1.16%(c)	1.09%(c)(d)	13%
2017	11.73	0.14	1.05	1.19	(0.14)	(0.63)	(0.77)	12.15	10.7	1,989	1.18	1.08(d)	23
2016	11.70	0.15	0.85	1.00	(0.15)	(0.82)	(0.97)	11.73	8.8	1,896	1.30	1.10(d)	23
2015	12.90	0.16	(0.09)	0.07	(0.16)	(1.11)	(1.27)	11.70	0.2	1,856	1.26	1.06(d)	27
2014	12.76	0.17	1.06	1.23	(0.17)	(0.92)	(1.09)	12.90	10.0	2,438	1.35	1.04	39
2013	11.48	0.18	1.28	1.46	(0.18)	—	(0.18)	12.76	12.8	1,060	1.44	1.05	36

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended 2015, 2014, and 2013 would have been 1.32%, 1.27%, and 1.28% (Class AAA), 1.57%, 1.52%, and 1.53% (Class A), 2.07%, 2.02%, and 2.03% (Class C), and 1.07%, 1.02%, and 1.03% (Class I) Shares, respectively. For the six months ended March 31, 2018 and the years ended September 30, 2017 and 2016, there were no Custodian Fee Credits.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2018, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2018, and the years ended September 30, 2017, 2016, and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2018(b)	$11.28	$0.08	$(0.19)	$(0.11)	$(0.08)	$(0.18)	$(0.26)	$10.91	(1.0)%	$3,530	1.46	%(c)	1.00	%(c)	2.21	%(c)	8%
2017	11.64	0.14	(0.28)	(0.14)	(0.14)	(0.08)	(0.22)	11.28	(1.2)	3,683	1.23		1.00		1.52		36
2016	11.56	0.15	0.30	0.45	(0.15)	(0.22)	(0.37)	11.64	4.1	4,170	1.32		1.00		1.42		48
2015	11.59	0.18	(0.03)	0.15	(0.18)	—	(0.18)	11.56	1.3	5,045	1.58		1.00		1.36		65
2014	11.68	0.15	(0.09)	0.06	(0.15)	—	(0.15)	11.59	0.5	5,174	1.29		1.00		1.38		16
2013	12.06	0.14	(0.36)	(0.22)	(0.15)	(0.01)	(0.16)	11.68	(1.9)	8,737	1.21		1.00		1.36		20
Class A
2018(b)	$11.26	$0.07	$(0.17)	$(0.10)	$(0.08)	$(0.18)	$(0.26)	$10.90	(0.9)%	$296	1.35	%(c)	1.10	%(c)	2.31	%(c)	8%
2017	11.63	0.13	(0.29)	(0.16)	(0.13)	(0.08)	(0.21)	11.26	(1.4)	485	1.13		1.10		1.62		36
2016	11.55	0.14	0.30	0.44	(0.14)	(0.22)	(0.36)	11.63	3.9	807	1.21		1.10		1.52		48
2015	11.58	0.17	(0.03)	0.14	(0.17)	—	(0.17)	11.55	1.2	809	1.48		1.10		1.46		65
2014	11.66	0.14	(0.08)	0.06	(0.14)	—	(0.14)	11.58	0.5	928	1.21		1.10		1.48		16
2013	12.04	0.13	(0.37)	(0.24)	(0.13)	(0.01)	(0.14)	11.66	(2.0)	1,066	1.06		1.10		1.46		20
Class C
2018(b)	$10.70	$0.04	$(0.18)	$(0.14)	$(0.04)	$(0.18)	$(0.22)	$10.34	(1.3)%	$1,094	0.71	%(c)	1.75	%(c)	2.96	%(c)	8%
2017	11.05	0.05	(0.27)	(0.22)	(0.05)	(0.08)	(0.13)	10.70	(2.0)	1,102	0.49		1.75		2.27		36
2016	10.99	0.06	0.28	0.34	(0.06)	(0.22)	(0.28)	11.05	3.2	1,144	0.51		1.75		2.17		48
2015	11.01	0.09	(0.02)	0.07	(0.09)	—	(0.09)	10.99	0.7	398	0.82		1.75		2.11		65
2014	11.09	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	11.01	(0.2)	503	0.55		1.75		2.13		16
2013	11.46	0.05	(0.36)	(0.31)	(0.05)	(0.01)	(0.06)	11.09	(2.7)	803	0.43		1.75		2.11		20
Class I
2018(b)	$11.28	$0.09	$(0.18)	$(0.09)	$(0.10)	$(0.18)	$(0.28)	$10.91	(0.8)%	$2,948	1.71	%(c)	0.75	%(c)	1.96	%(c)	8%
2017	11.65	0.17	(0.29)	(0.12)	(0.17)	(0.08)	(0.25)	11.28	(1.0)	2,900	1.47		0.75		1.27		36
2016	11.57	0.18	0.30	0.48	(0.18)	(0.22)	(0.40)	11.65	4.3	14,111	1.56		0.75		1.17		48
2015	11.60	0.21	(0.03)	0.18	(0.21)	—	(0.21)	11.57	1.6	13,022	1.82		0.75		1.11		65
2014	11.68	0.18	(0.08)	0.10	(0.18)	—	(0.18)	11.60	0.9	14,705	1.58		0.75		1.13		16
2013	12.06	0.17	(0.36)	(0.19)	(0.18)	(0.01)	(0.19)	11.68	(1.6)	11,910	1.45		0.75		1.11		20

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2018, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (“Mid-Cap Equity Fund”), TETON Convertible Securities Fund (“Convertible Securities Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”). Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Class T Shares were first issued on July 5, 2017 for Mighty MitesSM Fund and SmallCap Equity Fund.

The investment objectives of each Fund are as follows:

●	Mighty MitesSM Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

●	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Agriculture	$ 5,230,117	—	$ 1,856	$ 5,231,973
Airlines	2,338,200	$ 371,250	—	2,709,450
Automotive: Parts and Accessories	33,877,792	1,480	4,000,000	37,879,272
Broadcasting	16,486,606	884,930	—	17,371,536
Business Services	26,538,780	568,360	0	27,107,140
Communications Equipment	4,653,905	411	—	4,654,316
Computer Hardware	—	—	0	0
Computer Software and Services	34,901,104	337,585	—	35,238,689
Consumer Products	34,000,788	87,236	—	34,088,024
Consumer Services	7,915,974	158,515	—	8,074,489
Diversified Industrial	127,510,752	—	205,689	127,716,441
Electronics	43,825,265	—	0	43,825,265
Energy and Utilities: Natural Gas	4,229,577	1,912,295	—	6,141,872
Entertainment	11,306,952	—	0	11,306,952
Environmental Control	14,590,000	466	—	14,590,466
Financial Services	75,378,896	10,490,873	400,000	86,269,769
Food and Beverage	40,788,392	178,883	—	40,967,275
Health Care	95,164,427	530,758	0	95,695,185
Manufactured Housing and Recreational Vehicles	14,421,600	3,628,500	—	18,050,100
Paper and Forest Products	—	2,706,313	—	2,706,313
Real Estate	27,378,910	5,062,516	347,109	32,788,535
Specialty Chemicals	36,003,378	2,138	—	36,005,516
Telecommunications	33,661,062	217,523	—	33,878,585
Other Industries (a)	350,422,776	—	—	350,422,776
Total Common Stocks	1,041,412,299	27,140,032	4,954,654	1,073,506,985
Closed-End Funds	1,333,599	—	—	1,333,599
Preferred Stocks (a)	9,192,290	195,445	—	9,387,735
Convertible Preferred Stocks (a)	—	351,039	—	351,039
Rights (a)	169,040	—	1	169,041
Warrants (a)	—	5,779	93	5,872
U.S. Government Obligations	—	280,708,169	—	280,708,169
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,052,107,228	$308,400,464	$4,954,748	$1,365,462,440

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/18
SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$31,946,743	—	—	$31,946,743
U.S. Government Obligations	—	$374,363	—	374,363
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$31,946,743	$374,363	—	$32,321,106

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,010,906	—	—	$3,010,906
U.S. Government Obligations	—	$99,762	—	99,762
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,010,906	$99,762	—	$3,110,668

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$13,135,425	—	$13,135,425
Convertible Preferred Stocks (a)	$988,541	—	—	988,541
Mandatory Convertible Securities (a)	1,799,032	656,504	—	2,455,536
U.S. Government Obligations	—	249,063	—	249,063
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,787,573	$14,040,992	—	$16,828,565

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$58,552,470	—	—	$58,552,470
Short Term Investments	1,498,152	—	—	1,498,152
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$60,050,622	—	—	$60,050,622

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$41,488,346	—	—	$41,488,346
Corporate Bonds (a)	—	$13,317,864	—	13,317,864
U.S. Government Agency Obligations	—	2,781,391	—	2,781,391
U.S. Government Obligations	—	4,011,755	—	4,011,755
Short Term Investments	2,375,074	—	—	2,375,074
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,863,420	$20,111,010	—	$63,974,430

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$4,156,917	—	$4,156,917
U.S. Government Agency Obligations	—	1,392,880	—	1,392,880
U.S. Government Obligations	—	2,336,072	—	2,336,072
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$7,885,869	—	$7,885,869

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2018, the Mighty MitesSM Fund had transfers of $17,494,697 or 1.29% of net assets as of September 30, 2017 from Level 1 to Level 2, transfers of $1,005,965 or 0.07% of net assets as of September 30, 2017 from Level 2 to Level 1, transfers of $3,131 or 0.00% of net assets as of September 30, 2017 from Level 1 to Level 3, transfers of $267,508 or 0.02% of net assets as of September 30, 2017 from Level 2 to Level 3, and transfers of $25,151 or 0.00% of net assets as of September 30, 2017 from Level 3 to Level 2. During the six months ended March 31, 2018, the Convertible Securities had transfers of $344,753 or 2.34% of net assets as of September 30, 2017 from Level 1 to Level 2. Transfers from Level 1 to Level 2, transfers from Level 1 to Level 3, and transfers from Level 2 to Level 3 are due to a decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price. Transfers from Level 2 to Level 1, and transfers from Level 3 to level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2018. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments held at March 31, 2018 or September 30, 2017 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

The following table reconciles Level 3 investments for Mighty MitesSM Fund for which significant unobservable inputs were used to determine fair value:

MIGHTY MITESSM FUND	Balance as of 9/30/17	Accrued discounts/ (premiums)	Realized gain/ (loss)		Change in unrealized appreciation/ depreciation†	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3		Balance as of 3/31/18	Net change in unrealized appreciation/ depreciation on Level 3 investments still held at 3/31/18†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$4,649,639	—		$(247,850)	$309,982	—		$(2,604)	$270,638		$(25,151)	$4,954,654	$309,982
Rights(a)	78,001	—	—		(78,000)	—	—		—	—		1	(78,000)
Warrants(a)	—	—	—		93	—	—		—	—		93	93
TOTAL INVESTMENTS IN SECURITIES	$4,727,640	—		$(247,850)	$232,075	—		$(2,604)	$270,638		$(25,151)	$4,954,748	$232,075

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2018.

Description	Balance at 3/31/18	Valuation Technique	Unobservable Input	Range
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$4,954,654	Acquisition Price/Cash Flow Analysis	Discount Range	0%
Rights(a)	1	Acquisition Price/Cash Flow Analysis	Discount Range	0%
Warrants(a)	93	Black Scholes	Discount Range	0%
TOTAL INVESTMENTS IN LEVEL 3 SECURITIES	$4,954,748

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2018, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2018, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2018, the Mighty MitesSM Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2018, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund

Ordinary Income (inclusive of short term capital gains)	—	—	—	$220,857
Net long term capital gains	$50,989,812 *	$2,641,624	$47,043	306,031

Total distributions paid	$50,989,812	$2,641,624	$47,043	$526,888

	Equity Fund	Balanced Fund	Intermediate Bond Fund

Ordinary Income (inclusive of short term capital gains)	$337,628	$568,568	$312,571
Net long term capital gains	3,883,542	3,642,920	39,919

Total distributions paid	$4,221,170	$4,211,488	$352,490

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2018:

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$907,387,073	$23,193,178	$2,455,851	$15,436,286	$49,498,293	$56,073,664	$7,948,708

Gross unrealized appreciation	$515,028,723	$10,264,964	$775,823	$1,742,064	$12,524,363	$9,540,166	$54,719
Gross unrealized depreciation	(56,953,356)	(1,137,036)	(121,006)	(349,785)	(1,972,034)	(1,639,400)	(117,558)

Net unrealized appreciation/depreciation.	$458,075,367	$9,127,928	$654,817	$1,392,279	$10,552,329	$7,900,766	$(62,839)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty MitesSM Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2018, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $35,439.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2019. For the six months ended March 31, 2018, the Adviser waived fees or reimbursed expenses in the amounts of $76,743, $40,197, $64,606, and $48,446 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund, respectively.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2018, the expense limitations in place for the SmallCap Equity Fund were as follows:

	From October 1, 2016 through February 28, 2017	From March 1, 2017 through March 31, 2018
SmallCap Equity Fund Class AAA	1.50%	1.25%
SmallCap Equity Fund Class A	1.75%	1.50%
SmallCap Equity Fund Class C	2.25%	2.00%
SmallCap Equity Fund Class I	1.25%	1.00%
SmallCap Equity Fund Class T	NA	1.25%

In addition, the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the foregoing respective expense limitations based on average net assets for the SmallCap Equity Fund, and below the following expense limitations for the Convertible Securities Fund and the Intermediate Bond Fund for Class AAA Shares 1.15% and 1.00%, respectively, for Class A Shares 1.40% and 1.10%, respectively, for Class C Shares 1.90 and 1.75%, respectively, and for Class I Shares 0.90% and 0.75%, respectively. As of March 31, 2018, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2016, expiring September 30, 2018	For the year ended September 30, 2017, expiring September 30, 2019	For the six months ended March 31, 2018, expiring September 30, 2020	Total
SmallCap Equity Fund	$62,663	$122,027	$76,743	$261,433
Convertible Securities Fund	52,910	122,517	64,606	240,033
Intermediate Bond Fund	82,578	83,760	48,446	214,784

The Mid-Cap Equity Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund, only to the extent that the operating expenses of the Fund falls below the applicable expense limitation for Class AAA of 1.05%, Class A of 1.30%, Class C of 1.80%, and Class I of 0.80%, of average daily net assets, the annual limitation under the Advisory Agreement. As of March 31, 2018, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2015, expiring September 30, 2018	For the year ended September 30, 2016, expiring September 30, 2019	For the year ended September 30, 2017, expiring September 30, 2020	For the six months ended March 31, 2018, expiring September 30, 2021	Total
Mid-Cap Equity Fund	$63,105	$83,891	$76,114	$40,197	$263,308

Pursuant to shareholder approvals, effective February 1, 2017 for the Convertible Securities Fund and March 1, 2017 for the Mighty MitesSM Fund, Gabelli Funds, LLC, an affiliate, became a Subadviser (“Gabelli Subadviser”) to the Adviser. The Adviser pays Gabelli Funds, LLC out of its advisory fees a monthly fee, computed and accrued daily, based on an annual rate of 0.32% of the average net assets of these two Funds. In addition, the Adviser had a Subadvisory Agreement with Westwood Management Corp. (the “Westwood Subadviser”) for the Equity Fund and Balanced Fund, and effective throughout the fiscal year ended September 30, 2017, which continues, and for the Intermediate Bond Fund from October 1, 2016 through August 31, 2017 at which time Teton Advisors became its direct Adviser. The Adviser paid the Westwood Subadviser out of its advisory fees with respect to these three Funds a fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As per the approval of the Board, the Mid-Cap Equity Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended March 31, 2018, the Fund paid or accrued $1,006 in payroll expenses in the Statement of Operations.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2018, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty MitesSM Fund	$54,974,012	$70,447,783	—	—
SmallCap Equity Fund	2,922,801	4,353,520	—	—
Mid-Cap Equity Fund	341,550	173,610	—	—
Convertible Securities Fund	4,044,182	2,695,670	—	—
Equity Fund	9,577,417	16,387,649	—	—
Balanced Fund.	7,792,040	13,207,019	$693,574	$693,082
Intermediate Bond Fund	472,522	321,014	—	555,774

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2018, the Mighty MitesSM Fund and the Convertible Securities Fund paid $45,798 and $43, respectively, in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $38,104 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase or sale transactions with other funds managed by the Adviser or an affiliated adviser. During the six months ended March 31, 2018, such transactions for the Mighty MitesSM Fund and the Convertible Securities Fund amounted to $2,604 and $108,981, respectively, in sale transactions.

During the six months ended March 31, 2018, the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,098, $780, $684, $26, $887, and $899, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2018, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Gabelli Funds, LLC, in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2018 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund.

As of March 31, 2018, the Mid-Cap Equity Fund’s Adviser and its affiliates and officers beneficially owned greater than 25% of the voting securities of the Mid-Cap Equity Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Funds offer five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares (for only the Mighty MitesSM Fund and the Small Cap Equity Fund). Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 4.00% and 2.50%, respectively. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2018 and year ended September 30, 2017 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

During the year ended September 30, 2017, the Mid-Cap Equity Fund sold shares of various portfolio securities. These portfolio securities were delivered primarily by means of a redemption in-kind in exchange for Class AAA shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below:

January 4, 2017	Value	Realized Gains	Type

Class AAA	$365,795*	$39,222	Redemption in-Kind

*	This amount includes cash of approximately $22,073 associated with the redemption in-kind.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Convertible Securities Fund
Class AAA
Shares sold	562,174	1,760,288	24,413	266,478	14,655	39,537	24,444	99,609
Shares issued upon reinvestment of distributions	560,590	468,807	38,375	58,991	2,807	1,839	2,806	21,153
Shares redeemed	(1,666,102)	(3,269,846)	(87,593)	(460,953)	(16,057)	(102,446)	(41,749)	(153,149)
Shares redeemed in-kind	—	—	—	—	—	(30,791)	—	—

Net increase/(decrease) in Class AAA Shares	(543,338)	(1,040,751)	(24,805)	(135,484)	1,405	(61,070)	(14,499)	(32,387)

Class A
Shares sold	462,596	1,484,433	27,810	42,648	22	7,368	55,511	180,355
Shares issued upon reinvestment of distributions	292,321	258,861	16,975	15,131	688	273	1,462	7,099
Shares redeemed	(1,717,667)	(1,705,309)	(10,066)	(39,491)	(2,001)	(18,423)	(50,428)	(78,571)

Net increase/(decrease) in Class A Shares	(962,750)	37,985	34,719	18,288	(1,291)	(10,782)	6,545	108,883

Class C
Shares sold	583,562	974,773	9,095	18,862	11,233	1,792	24,870	40,369
Shares issued upon reinvestment of distributions	457,902	346,671	11,794	11,710	625	182	262	4,024
Shares redeemed	(860,318)	(2,309,536)	(11,045)	(44,026)	(329)	(3,501)	(38,925)	(17,245)

Net increase/(decrease) in Class C Shares	181,146	(988,092)	9,844	(13,454)	11,529	(1,527)	(13,793)	27,148

Class I
Shares sold	6,237,768	8,295,220	131,221	280,016	150	9,327	222,365	553,039
Shares issued upon reinvestment of distributions	1,051,566	559,850	62,751	51,794	5,759	1,674	6,081	12,558
Shares redeemed	(2,104,275)	(3,507,424)	(147,676)	(95,036)	(119)	(24,984)	(89,991)	(66,240)

Net increase/(decrease) in Class I Shares	5,185,059	5,347,646	46,296	236,774	5,790	(13,983)	138,455	499,357

Class T (a)
Shares sold	—	365	—	50	—	—	—	—
Shares issued upon reinvestment of distributions	23	—	5	—	—	—	—	—

Net increase in Class T Shares	23	365	5	50	—	—	—	—

(a)	Class T Shares were initially offered on July 5, 2017.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	23,809	50,004	106,343	584,115	48,296	54,266
Shares issued upon reinvestment of distributions	453,525	288,678	264,502	288,682	7,614	6,662
Shares redeemed.	(303,957)	(595,438)	(458,397)	(949,642)	(58,980)	(92,589)

Net increase/(decrease) in Class AAA Shares	173,377	(256,756)	(87,552)	(76,845)	(3,070)	(31,661)

Class A
Shares sold	775	14,363	80,304	122,407	108,419	9,648
Shares issued upon reinvestment of distributions	21,153	20,055	41,210	37,216	685	954
Shares redeemed.	(78,269)	(147,384)	(130,909)	(87,911)	(125,028)	(36,905)

Net increase/(decrease) in Class A Shares	(56,341)	(112,966)	(9,395)	71,712	(15,924)	(26,303)

Class C
Shares sold	321	39,479	9,606	35,975	7,610	27,845
Shares issued upon reinvestment of distributions	5,783	3,174	22,098	22,637	2,195	1,390
Shares redeemed.	(24,686)	(60,178)	(28,952)	(154,894)	(7,024)	(29,741)

Net increase/(decrease) in Class C Shares	(18,582)	(17,525)	2,752	(96,282)	2,781	(506)

Class I
Shares sold	45,771	98,712	173,768	37,854	24,143	190,485
Shares issued upon reinvestment of distributions	40,968	23,076	14,921	10,896	6,461	21,200
Shares redeemed.	(54,522)	(95,870)	(41,076)	(46,576)	(17,536)	(1,166,263)

Net increase/(decrease) in Class I Shares	32,217	25,918	147,613	2,174	13,068	(954,578)

8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty MitesSM Fund’s transactions in the securities of these issuers during the six months ended March 31, 2018 is set forth below:

								Change in	Percent
							Market	Unrealized	Owned of
	Beginning	Shares	Shares	Ending	Dividend	Realized	Value at	Appreciation/	Shares
	Shares	Purchased	Sold	Shares	Income	Gain	March 31, 2018	(Depreciation)	Outstanding
Beasley Broadcast Group Inc.,
Cl. A	725,000	—	(5,000)	720,000	$68,625	$25,698	$8,136,000	$(317,697)	5.91%
Bel Fuse Inc., Cl. A	175,300	699	—	175,999	21,036	—	2,903,983	(1,770,545)	8.09%
Burnham Holdings Inc., Cl. A	255,500	6,501	—	262,001	113,850	—	4,000,755	68,158	8.65%
Canterbury Park Holding Corp.*	368,100	102	(203,200)	165,002	—	—	—	—	—
Edgewater Technology Inc.	705,520	—	—	705,520	—	—	3,915,636	(684,354)	5.29%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	2,138	(133)	8.59%
Griffin Industrial Realty Inc.	255,647	—	—	255,647	102,259	—	9,594,432	301,664	5.11%
Katy Industries Inc.**	840,000	—	(840,000)	—	—	—	—	—	—
Nathan’s Famous Inc.	223,850	—	(1,216)	222,634	1,113,170	105,866	16,452,653	(101,054)	5.32%
RLJ Entertainment Inc.	388,683	16,317	—	405,000	—	—	1,806,300	370,551	8.01%
Schmitt Industries Inc.	94,541	617,488	(15,000)	697,029	—	19,316	1,881,978	336,702	17.45%
The Eastern Co.	354,669	462	—	355,131	78,129	—	10,121,233	(69,505)	5.67%
The L.S. Starrett Co., Cl. A	348,498	14,102	—	362,600	35,170	—	2,447,550	(764,397)	5.79%

Total					$1,532,239	$150,880	$61,262,658	$(2,630,610)

*	Security is no longer considered affiliated at March 31, 2018.
**	Security is no longer held at March 31, 2018.

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney, Anthony S. Colavita, P.C.	President and Chief Executive Officer, Teton Advisors, Inc.	President of Advanced Polymer, Inc.

JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER, MD
Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	Former Medical Director, Lawrence Hospital

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney *Interested Trustee	Of Counsel, McDonald Carano Wilson LLP	Chairman, Zizza & Associates Corp.

Officers

BRUCE N. ALPERT	ANDREA R. MANGO
President	Secretary
JOHN C. BALL	RICHARD J. WALZ
Treasurer	Chief Compliance Officer
AGNES MULLADY
Vice President

Investment Adviser	Distributor
Teton Advisors, Inc.	G.distributors, LLC
Custodian	Legal Counsel
The Bank of New York Mellon	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ118SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

        Not applicable.

Item 13. Exhibits.

(a	)(1)	Not applicable.

(a	)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(3)	Not applicable.

(a	)(4)	Not applicable.

(b	)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The TETON Westwood Funds

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/25/2018

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date 5/25/2018

*	Print the name and title of each signing officer under his or her signature.